UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6425
                                                     ---------------------

              Nuveen California Quality Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 28, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT February 28, 2006


Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds

           NUVEEN CALIFORNIA
             MUNICIPAL VALUE
                  FUND, INC.
                         NCA

           NUVEEN CALIFORNIA
            PERFORMANCE PLUS
        MUNICIPAL FUND, INC.
                         NCP

           NUVEEN CALIFORNIA
            MUNICIPAL MARKET
      OPPORTUNITY FUND, INC.
                         NCO

           NUVEEN CALIFORNIA
          INVESTMENT QUALITY
        MUNICIPAL FUND, INC.
                         NQC

           NUVEEN CALIFORNIA
              SELECT QUALITY
        MUNICIPAL FUND, INC.
                         NVC

           NUVEEN CALIFORNIA
              QUALITY INCOME
        MUNICIPAL FUND, INC.
                         NUC

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR
NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.


                             ----------------------
                               DELIVERY DIRECT TO
                                YOUR E-MAIL INBOX
                             ----------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends
and statements from your financial
advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS
if you get your Nuveen Fund dividends
and statements directly from Nuveen.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)



Logo: NUVEEN Investments

Photo: Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board


Chairman's
        LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 3, 2006

Nuveen Investments California Exchange-Traded Municipal
Closed-End Funds (NCA, NCP, NCO, NQC, NVC, NUC)


Portfolio Manager's
        COMMENTS

Portfolio manager Scott Romans reviews key investment strategies and the semiannual performance of these California Funds. Scott, who joined Nuveen in 2000, has managed these six Funds since 2003.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE CALIFORNIA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED FEBRUARY 28, 2006?

During this reporting period, we saw a general increase in interest rates across the yield curve, with short-term rates rising faster than longer-term rates. Between September 1, 2005, and February 28, 2006, the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target by 100 basis points. In contrast, the yield on the benchmark 10-year U.S. Treasury note ended February 2006 at 4.55%, up from 4.02% six months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, was 5.04% at the end of February 2006, an increase of 17 basis points from the end of August 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as shorter-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management. As the yield curve flattened, we continued to see a substantial number of advance refundings2 in the California market. While these refundings benefited the Funds' performances to a certain extent during this period, they also had a shortening effect on the Funds' durations. To help us maintain these durations within our preferred strategic range, our purchase activity therefore focused mainly on attractively priced bonds with longer durations, that is, bonds maturing in 25 to 30 years. In the current rate environment, we believed that bonds in this part of the yield curve generally offered more attractive opportunities and the best values.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios. Overall, portfolio activity was relatively light, due in part to the decline in California municipal supply during this six-month period. This was especially true during the first two months of 2006, when new issuance in the state dropped 27% from levels seen in early 2005. While we continued to emphasize maintaining the Funds' weightings of bonds rated BBB or lower and nonrated bonds, tighter supply meant fewer opportunities to find lower-rated issues that we believed represented value for shareholders. Therefore, the majority of our new purchases during this period were higher-rated credits.

One area where we did find opportunities to purchase lower-rated bonds was the tobacco sector. In December 2005, we added $3.5 million in BBB rated bonds issued by Northern California Tobacco Securitization Authority to NQC to more closely align the tobacco allocation of this Fund with that of the other California Funds. In addition, as selected credits were advance refunded in each of the Funds, we replaced some of the pre-refunded issues with BBB rated tobacco bonds issued by Sonoma County. This helped us maintain the Funds' tobacco allocations at preferred levels. Although the Sonoma County tobacco bonds had lower coupons and shorter maturities than we had strategically targeted during this period, we believed that this was offset by the attractive structures and return potential offered by these credits.

As part of our duration management strategies during this period, we were also selectively selling holdings with shorter durations, including bonds with very short maturities, bonds priced to short calls, and pre-refunded bonds. The proceeds from these sales, as well as proceeds from any calls, were then generally reinvested in the 25- to 30-year part of the yield curve as attractive opportunities arose.

HOW DID THE FUNDS PERFORM?

Individual results for these California Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 2/28/06

                           6-MONTH        1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NCA3                       1.28%          4.50%           5.60%          5.63%
--------------------------------------------------------------------------------
NCP                        0.89%          5.20%           7.12%          6.48%
--------------------------------------------------------------------------------
NCO                        0.83%          5.17%           7.34%          6.40%
--------------------------------------------------------------------------------
NQC                        1.04%          4.94%           7.10%          6.37%
--------------------------------------------------------------------------------
NVC                        1.13%          5.60%           7.46%          6.75%
--------------------------------------------------------------------------------
NUC                        1.08%          5.89%           6.91%          6.72%
--------------------------------------------------------------------------------
Lehman Brothers CA
Tax-Exempt
Bond Index4                1.16%          4.37%           5.58%          5.92%
--------------------------------------------------------------------------------
Lipper CA Municipal Debt
Funds Average5             1.63%          6.49%           6.94%          6.43%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended February 28, 2006, the cumulative returns on net asset value (NAV) for NCA, NQC, NVC, and NUC either exceeded or performed relatively in line with the return on their Lehman Brothers California municipal benchmark, while NCP and NCO trailed this index. The cumulative returns on NAV for all of the Funds underperformed the average return for the Lipper California peer group over the reporting period.

One of the factors affecting the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers municipal index was the use of financial leverage. Five of these Funds (NCP, NCO, NQC, NVC, and NUC) use leverage, while NCA is not leveraged. Although leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as they have over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term interest rates during this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effects of leveraging.


3 NCA is an unleveraged Fund; the remaining five Funds in this report are leveraged.

4 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. Results for the Lehman index do not reflect any expenses.

5 The Lipper California Municipal Debt Funds average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 26; 1 year, 26; 5 years, 15; and 10 years, 13. Fund and Lipper returns assume reinvestment of dividends.

In addition, the benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, these Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' income streams, and total returns. Since NCA is not leveraged, it was not affected by the rise in borrowing costs, which helped its total return performance for the period and accounted for much of the performance differential between NCA and the other five Funds in this report. However, we remain convinced that, over the long term, the use of financial leverage should work to the benefit of the Funds that are leveraged.

During this reporting period, positive contributors to the Funds' returns included allocations to lower-rated credits, yield curve and duration positioning, and--to a more limited extent--pre-refunding activity.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and kept credit spreads narrow. As of February 28, 2006, bonds rated BBB or lower and nonrated bonds accounted for 7% of NVC's portfolio, 8% of NCO, 9% of NCP and NUC, 11% of NQC, and 25% of NCA. Among the lower-rated bonds making positive contributions to the Funds' cumulative returns for this period were healthcare (including hospitals and long-term care), housing, and tobacco credits. At period end, these Funds held between 1% and 4% of their portfolios in unenhanced, uninsured tobacco bonds.

As the yield curve continued to flatten over the course of this period, yield curve and duration positioning also played important roles in the Funds' performances. On the whole, bonds priced to intermediate calls (i.e., between 2009 and 2012, the part of the curve that experienced the greatest rate changes) were the most impacted by the changes in the yield curve. As a result, these bonds generally underperformed those priced to very short calls (i.e., 2006) and longer calls (i.e., 2014 and beyond). Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performances of these Funds during this period.

As mentioned earlier, we also continued to see a substantial number of refinancings during this period, which benefited the Funds through price appreciation and enhanced credit quality. The impact of a bond's price appreciation on the Fund's total return is determined by the structure of the bond being refinanced. For example, the advance refunding of a bond with a 7% coupon produces greater price appreciation, and therefore greater positive impact on total return, than the refunding of a 5% coupon bond. As the yield curve flattened, we saw more lower coupon bonds being pre-refunded, which meant that the positive impact of price appreciation from advance refundings was less than in the previous reporting period. In addition, new bonds that were issued to replace those that were pre-refunded now had new maturities and new call dates, some of which fell into that part of the yield curve that underperformed during this period. As a result, while the Funds benefited from the initial price appreciation associated with advance refundings, some of their pre-refunded holdings subsequently did not perform well.

Additionally, the rising interest rate environment of this six-month period generally meant that the Funds' holdings of older pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. In addition to the factors mentioned above, security-specific issues--including the timing and amount of advance refundings--also accounted for some of the performance differential among these Funds.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 28, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of February 28, 2006, all of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 66% in NCA to 80% in NCP, 81% in NQC and NVC, 82% in NUC, and 83% NCO.

As of February 28, 2006, potential call exposure for the period March 2006 through the end of 2007 ranged from 7% in NQC and 9% in NVC and NUC to 12% in NCA, NCP, and NCO. We continue to work to manage the call structure of all of these Funds.

The number of actual bond calls will depend largely on future market interest rates.

Dividend and Share Price
       INFORMATION

As previously noted, all of the Funds in this report except NCA use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields. These factors resulted in one monthly dividend reduction in NCP and NUC over the six-month period ended February 28, 2006. The dividends of NCA, NCO, NQC, and NVC remained stable throughout this reporting period. (On March 1, 2006, NCP, NCO, NQC, NVC, and NUC announced monthly dividend reductions.)

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2005, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NCA                          $0.0530                            $0.0049
--------------------------------------------------------------------------------
NQC                          $0.0535                            $0.0066
--------------------------------------------------------------------------------
NVC                          $0.1167                            $0.0006
--------------------------------------------------------------------------------
NUC                          $0.0307                            $    --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2006, all of the Funds in this report except NCA had positive UNII balances for both financial statement and tax purposes. NCA had a positive UNII balance, based on our best estimate, for tax purposes and a negative UNII balance for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             2/28/06                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NCA                           -5.51%                             -4.02%
--------------------------------------------------------------------------------
NCP                           -5.80%                             -6.96%
--------------------------------------------------------------------------------
NCO                           +0.44%                             -4.88%
--------------------------------------------------------------------------------
NQC                           -3.54%                             -5.79%
--------------------------------------------------------------------------------
NVC                           -1.35%                             -2.93%
--------------------------------------------------------------------------------
NUC                           -0.89%                             -3.52%
--------------------------------------------------------------------------------

Nuveen California Municipal Value Fund, Inc.
NCA


Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              62%
AA                                4%
A                                 9%
BBB                              16%
BB or Lower                       1%
N/R                               8%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0385
Apr                           0.0385
May                           0.0385
Jun                           0.0385
Jul                           0.0385
Aug                           0.0385
Sep                           0.0385
Oct                           0.0385
Nov                           0.0385
Dec                           0.0385
Jan                           0.0385
Feb                           0.0385

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       9.6
                              9.6
                              9.62
                              9.6
                              9.7
                              9.6
                              9.6
                              9.58
                              9.57
                              9.56
                              9.47
                              9.5
                              9.6
                              9.45
                              9.45
                              9.32
                              9.41
                              9.34
                              9.28
                              9.13
                              9.21
                              9.33
                              9.31
                              9.36
                              9.36
                              9.39
                              9.34
                              9.31
                              9.29
                              9.33
                              9.34
                              9.34
                              9.47
                              9.46
                              9.4
                              9.37
                              9.35
                              9.37
                              9.38
                              9.38
                              9.45
                              9.4
                              9.45
                              9.45
                              9.45
                              9.46
                              9.43
                              9.48
                              9.45
                              9.54
                              9.5
                              9.49
                              9.45
                              9.41
                              9.46
                              9.43
                              9.47
                              9.47
                              9.47
                              9.52
                              9.53
                              9.56
                              9.6
                              9.56
                              9.56
                              9.57
                              9.58
                              9.59
                              9.67
                              9.66
                              9.74
                              9.71
                              9.71
                              9.7
                              9.83
                              9.83
                              9.82
                              9.79
                              9.79
                              9.84
                              9.77
                              9.82
                              9.9
                              9.88
                              9.85
                              9.88
                              9.85
                              9.84
                              9.89
                              9.93
                              9.98
                              9.9
                              9.89
                              9.88
                              9.73
                              9.78
                              9.77
                              9.83
                              9.8
                              9.76
                              9.81
                              9.93
                              9.93
                              9.88
                              9.83
                              9.85
                              9.84
                              9.84
                              9.88
                              9.9
                              9.9
                              9.91
                              9.86
                              9.89
                              9.89
                              9.92
                              9.85
                              9.81
                              9.73
                              9.75
                              9.73
                              9.74
                              9.79
                              9.83
                              9.84
                              9.79
                              9.84
                              9.91
                              9.94
                              9.98
                              9.92
                              9.98
                              9.94
                              9.96
                              9.98
                              9.98
                              9.99
                              10.15
                              9.88
                              9.88
                              10.04
                              9.9
                              9.94
                              9.91
                              9.92
                              9.76
                              9.96
                              9.77
                              10.01
                              9.91
                              9.82
                              9.82
                              9.85
                              9.93
                              9.92
                              9.92
                              9.91
                              9.8
                              9.89
                              9.85
                              9.69
                              9.56
                              9.56
                              9.47
                              9.56
                              9.65
                              9.7
                              9.71
                              9.73
                              9.75
                              9.82
                              9.85
                              9.79
                              9.88
                              9.83
                              9.73
                              9.74
                              9.69
                              9.82
                              9.85
                              9.87
                              9.85
                              9.77
                              9.89
                              9.76
                              9.72
                              9.75
                              9.71
                              9.73
                              9.66
                              9.62
                              9.69
                              9.61
                              9.65
                              9.64
                              9.73
                              9.86
                              9.8
                              9.9
                              9.7
                              9.85
                              9.93
                              9.88
                              9.98
                              9.91
                              9.74
                              9.79
                              9.66
                              9.68
                              9.56
                              9.54
                              9.54
                              9.62
                              9.65
                              9.65
                              9.65
                              9.62
                              9.68
                              9.73
                              9.8
                              9.82
                              9.75
                              9.7
                              9.7
                              9.74
                              9.7
                              9.73
                              9.63
                              9.71
                              9.72
                              9.57
                              9.58
                              9.69
                              9.78
                              9.75
                              9.72
                              9.68
                              9.64
                              9.61
                              9.63
                              9.55
                              9.5
                              9.59
                              9.63
                              9.68
                              9.57
                              9.52
                              9.61
                              9.63
                              9.74
                              9.79
                              9.77
                              9.75
                              9.68
2/28/06                       9.61


FUND SNAPSHOT
------------------------------------
Common Share Price             $9.61
------------------------------------
Common Share
Net Asset Value               $10.17
------------------------------------
Premium/(Discount) to NAV     -5.51%
------------------------------------
Market Yield                   4.81%
------------------------------------
Taxable-Equivalent Yield1      7.34%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $256,679
------------------------------------
Average Effective Maturity
on Securities (Years)          15.24
------------------------------------
Modified Duration               5.15
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.22%         1.28%
------------------------------------
1-Year          5.37%         4.50%
------------------------------------
5-Year          5.08%         5.60%
------------------------------------
10-Year         4.97%         5.63%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                31.5%
------------------------------------
Tax Obligation/Limited         25.2%
------------------------------------
Tax Obligation/General         14.6%
------------------------------------
Health Care                     6.1%
------------------------------------
Housing/Multifamily             5.2%
------------------------------------
Water and Sewer                 5.0%
------------------------------------
Other                          12.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0579 per share.

Nuveen California Performance Plus Municipal Fund, Inc.
NCP


Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              69%
AA                               11%
A                                11%
BBB                               7%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0705
Jul                           0.0705
Aug                           0.0705
Sep                           0.0705
Oct                           0.0705
Nov                           0.0705
Dec                            0.067
Jan                            0.067
Feb                            0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.88
                              14.86
                              14.84
                              14.9
                              14.89
                              14.82
                              14.62
                              14.55
                              14.6
                              14.54
                              14.42
                              14.38
                              14.34
                              14.25
                              14.3
                              14.2
                              14.2
                              14.01
                              13.84
                              13.9
                              13.69
                              13.79
                              13.65
                              13.66
                              13.72
                              13.78
                              13.85
                              14.04
                              14.07
                              14.27
                              14.02
                              13.94
                              14.02
                              14
                              14.06
                              13.9
                              13.95
                              13.99
                              13.97
                              13.99
                              14.02
                              14.03
                              14.32
                              14.32
                              14.31
                              14.21
                              14.29
                              14.33
                              14.25
                              14.11
                              14.26
                              14.17
                              14.29
                              14.21
                              14.23
                              14.26
                              14.39
                              14.37
                              14.37
                              14.33
                              14.41
                              14.56
                              14.65
                              14.82
                              14.81
                              14.8
                              14.61
                              14.7
                              14.58
                              14.8
                              14.75
                              14.63
                              14.8
                              14.79
                              14.7
                              14.53
                              14.7
                              14.58
                              14.45
                              14.45
                              14.51
                              14.5
                              14.55
                              14.52
                              14.52
                              14.54
                              14.54
                              14.51
                              14.47
                              14.7
                              14.92
                              14.85
                              14.89
                              14.87
                              14.79
                              14.71
                              14.7
                              14.67
                              14.76
                              14.61
                              14.75
                              14.69
                              14.74
                              14.62
                              14.65
                              14.71
                              14.69
                              14.69
                              14.61
                              14.62
                              14.6
                              14.51
                              14.37
                              14.29
                              14.29
                              14.36
                              14.25
                              14.27
                              14.38
                              14.43
                              14.38
                              14.45
                              14.48
                              14.45
                              14.47
                              14.47
                              14.5
                              14.48
                              14.52
                              14.5
                              14.52
                              14.57
                              14.61
                              14.7
                              14.76
                              14.84
                              14.83
                              14.89
                              14.81
                              14.75
                              14.72
                              14.83
                              14.83
                              14.75
                              14.73
                              14.65
                              14.36
                              14.45
                              14.45
                              14.52
                              14.55
                              14.57
                              14.67
                              14.67
                              14.56
                              14.42
                              14.36
                              14.3
                              14.45
                              14.35
                              14.35
                              14.44
                              14.36
                              14.31
                              14.32
                              14.39
                              14.42
                              14.39
                              14.32
                              14.23
                              14.42
                              14.38
                              14.31
                              14.44
                              14.47
                              14.47
                              14.44
                              14.39
                              14.4
                              14.31
                              14.14
                              14.07
                              13.95
                              13.87
                              13.94
                              13.92
                              13.79
                              13.83
                              13.83
                              13.88
                              13.92
                              14.04
                              14.12
                              14.11
                              14.06
                              14.05
                              14.1
                              14.16
                              14.11
                              14.12
                              14.12
                              14.02
                              13.84
                              13.7
                              13.77
                              13.8
                              13.8
                              13.68
                              13.87
                              13.9
                              13.81
                              13.92
                              13.98
                              13.99
                              14.03
                              14.03
                              14.01
                              14.13
                              14.24
                              14.25
                              14.42
                              14.44
                              14.34
                              14.28
                              14.3
                              14.35
                              14.4
                              14.41
                              14.51
                              14.55
                              14.5
                              14.68
                              14.62
                              14.65
                              14.55
                              14.57
                              14.62
                              14.7
                              14.72
                              14.58
                              14.74
                              14.82
                              14.89
                              14.81
                              14.45
                              14.35
                              14.32
                              14.35
                              14.39
                              14.47
                              14.42
                              14.39
                              14.5
                              14.53
2/28/06                       14.61


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.61
------------------------------------
Common Share
Net Asset Value               $15.51
------------------------------------
Premium/(Discount) to NAV     -5.80%
------------------------------------
Market Yield                   5.50%
------------------------------------
Taxable-Equivalent Yield1      8.40%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $201,132
------------------------------------
Average Effective Maturity
on Securities (Years)          14.39
------------------------------------
Leverage-Adjusted Duration      8.02
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.53%         0.89%
------------------------------------
1-Year          4.31%         5.20%
------------------------------------
5-Year          4.88%         7.12%
------------------------------------
10-Year         5.82%         6.48%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Transportation                 18.9%
------------------------------------
U.S. Guaranteed                16.8%
------------------------------------
Tax Obligation/General         16.7%
------------------------------------
Tax Obligation/Limited         15.7%
------------------------------------
Water and Sewer                10.1%
------------------------------------
Utilities                       6.4%
------------------------------------
Health Care                     6.4%
------------------------------------
Other                           9.0%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen California Municipal Market Opportunity Fund, Inc.
NCO

Performance
     OVERVIEW As of February 28, 2006


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              69%
AA                               14%
A                                 9%
BBB                               6%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                           0.0725
Oct                           0.0725
Nov                           0.0725
Dec                           0.0725
Jan                           0.0725
Feb                           0.0725

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.93
                              14.96
                              14.96
                              14.94
                              14.92
                              14.89
                              14.8
                              14.7
                              14.74
                              14.8
                              14.72
                              14.55
                              14.53
                              14.51
                              14.51
                              14.5
                              14.09
                              14.24
                              14.3
                              14.3
                              14.38
                              14.38
                              14.35
                              14.22
                              14.19
                              14.22
                              14.34
                              14.23
                              14.24
                              14.25
                              14.21
                              14.21
                              14.23
                              14.22
                              14.34
                              14.22
                              14.18
                              14.21
                              14.3
                              14.33
                              14.36
                              14.4
                              14.44
                              14.44
                              14.53
                              14.57
                              14.6
                              14.56
                              14.43
                              14.45
                              14.6
                              14.64
                              14.61
                              14.68
                              14.69
                              14.72
                              14.76
                              14.87
                              14.8
                              14.88
                              14.83
                              14.8
                              14.85
                              14.85
                              14.89
                              14.97
                              14.93
                              14.9
                              14.98
                              14.96
                              14.98
                              14.97
                              14.97
                              14.76
                              14.8
                              14.72
                              14.81
                              14.8
                              14.88
                              14.79
                              14.81
                              14.91
                              14.99
                              15
                              15
                              15
                              15.05
                              15.14
                              15.19
                              15.15
                              15.32
                              15.45
                              15.46
                              15.5
                              15.46
                              15.51
                              15.45
                              15.45
                              15.41
                              15.41
                              15.28
                              15.24
                              15.29
                              15.26
                              15.31
                              15.27
                              15.24
                              15.24
                              15.28
                              15.2
                              15.24
                              15.19
                              15
                              15.1
                              15.19
                              15.2
                              15.1
                              15
                              15.1
                              15.34
                              15.34
                              15.45
                              15.55
                              15.41
                              15.41
                              15.45
                              15.5
                              15.55
                              15.67
                              15.66
                              15.61
                              15.73
                              15.76
                              15.75
                              15.81
                              15.76
                              15.9
                              15.86
                              15.74
                              15.57
                              15.43
                              15.36
                              15.34
                              15.39
                              15.46
                              15.39
                              15.25
                              15.17
                              15.03
                              15.19
                              15.25
                              15.25
                              15.2
                              15.1
                              15.15
                              15.14
                              15.14
                              15.16
                              15.16
                              15.08
                              15.09
                              15.08
                              14.95
                              14.68
                              14.57
                              14.56
                              14.58
                              14.54
                              14.61
                              14.45
                              14.56
                              14.52
                              14.67
                              14.71
                              14.74
                              14.79
                              14.65
                              14.76
                              14.76
                              14.76
                              14.75
                              14.61
                              14.56
                              14.55
                              14.52
                              14.52
                              14.41
                              14.41
                              14.49
                              14.47
                              14.52
                              14.52
                              14.54
                              14.55
                              14.42
                              14.42
                              14.36
                              14.42
                              14.35
                              14.37
                              14.32
                              14.25
                              14.18
                              14.13
                              14.18
                              14.18
                              14.17
                              14.14
                              14.29
                              14.37
                              14.37
                              14.39
                              14.4
                              14.55
                              14.65
                              14.65
                              14.79
                              14.97
                              15.3
                              15.41
                              15.39
                              15.53
                              15.62
                              15.56
                              15.7
                              15.55
                              15.5
                              15.65
                              15.74
                              15.51
                              15.3
                              15.21
                              15.22
                              15.19
                              15
                              15
                              14.91
                              14.82
                              14.84
                              14.86
                              14.9
                              14.92
                              15.05
                              15.12
                              15
                              15.16
                              15.26
                              15.33
                              15.35
                              15.6
                              15.54
                              15.58
                              15.63
                              15.74
2/28/06                        15.9


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.90
------------------------------------
Common Share
Net Asset Value               $15.83
------------------------------------
Premium/(Discount) to NAV      0.44%
------------------------------------
Market Yield                   5.47%
------------------------------------
Taxable-Equivalent Yield1      8.35%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $129,114
------------------------------------
Average Effective Maturity
on Securities (Years)          16.45
------------------------------------
Leverage-Adjusted Duration      8.43
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/17/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.84%         0.83%
------------------------------------
1-Year         13.23%         5.17%
------------------------------------
5-Year          5.89%         7.34%
------------------------------------
10-Year         6.62%         6.40%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.2%
------------------------------------
Transportation                 17.1%
------------------------------------
Tax Obligation/General         16.8%
------------------------------------
Water and Sewer                14.7%
------------------------------------
U.S. Guaranteed                13.2%
------------------------------------
Health Care                     6.0%
------------------------------------
Other                          10.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen California Investment Quality Municipal Fund, Inc.
NQC

Performance
     OVERVIEW As of February 28, 2006

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              70%
AA                               11%
A                                 8%
BBB                              10%
N/R                               1%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0725
Jul                           0.0725
Aug                           0.0725
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                           0.0695
Jan                           0.0695
Feb                           0.0695

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       15.19
                              15.37
                              15.32
                              15.27
                              15.18
                              15.15
                              14.96
                              14.81
                              14.57
                              14.41
                              14.41
                              14.35
                              14.45
                              14.48
                              14.37
                              14.37
                              14.4
                              14.2
                              14.19
                              14.3
                              14.24
                              14.33
                              14.37
                              14.52
                              14.4
                              14.45
                              14.41
                              14.46
                              14.48
                              14.42
                              14.33
                              14.4
                              14.37
                              14.36
                              14.36
                              14.35
                              14.39
                              14.3
                              14.52
                              14.5
                              14.79
                              14.78
                              14.75
                              14.75
                              14.67
                              14.73
                              14.74
                              14.75
                              14.54
                              14.55
                              14.58
                              14.53
                              14.51
                              14.67
                              14.76
                              14.98
                              14.93
                              14.86
                              14.75
                              14.75
                              14.8
                              14.8
                              14.85
                              14.8
                              14.75
                              14.8
                              14.76
                              14.83
                              14.81
                              14.9
                              14.83
                              14.87
                              14.88
                              14.72
                              14.7
                              14.65
                              14.6
                              14.75
                              14.66
                              14.8
                              14.87
                              15
                              15.06
                              14.95
                              15
                              15.02
                              15.14
                              15.03
                              15.08
                              14.94
                              15.06
                              15.01
                              15.1
                              15.15
                              15.18
                              15.22
                              15.3
                              15.25
                              15.08
                              15.12
                              15.02
                              14.91
                              14.98
                              14.94
                              15
                              15.13
                              15.06
                              15.06
                              15.15
                              15.15
                              15.11
                              15.03
                              14.94
                              14.77
                              14.95
                              15.05
                              14.82
                              14.82
                              14.96
                              14.92
                              14.93
                              14.88
                              14.9
                              14.94
                              15.01
                              14.97
                              15.06
                              15.02
                              15.12
                              15.08
                              15.1
                              15.17
                              15.1
                              15.15
                              15.17
                              15.3
                              15.31
                              15.33
                              15.18
                              15.29
                              15.2
                              15.1
                              14.94
                              15.12
                              14.99
                              14.98
                              14.85
                              14.95
                              14.96
                              14.96
                              14.96
                              14.97
                              14.98
                              14.97
                              15.03
                              14.99
                              14.95
                              14.96
                              15.05
                              14.92
                              14.7
                              14.64
                              14.48
                              14.33
                              14.34
                              14.44
                              14.43
                              14.53
                              14.45
                              14.4
                              14.41
                              14.43
                              14.38
                              14.45
                              14.48
                              14.39
                              14.39
                              14.4
                              14.41
                              14.3
                              14.32
                              14.14
                              14
                              13.93
                              13.93
                              13.94
                              13.89
                              13.9
                              13.98
                              13.89
                              13.9
                              13.96
                              14.07
                              14.08
                              13.98
                              13.97
                              13.98
                              13.99
                              13.92
                              13.99
                              14
                              13.97
                              13.87
                              13.88
                              13.95
                              13.95
                              13.91
                              13.97
                              13.97
                              13.93
                              13.92
                              13.9
                              13.98
                              14.11
                              14.35
                              14.35
                              14.48
                              14.49
                              14.61
                              14.67
                              14.72
                              14.77
                              14.64
                              14.65
                              14.7
                              14.7
                              14.64
                              14.78
                              14.85
                              14.94
                              15
                              14.95
                              14.94
                              15.19
                              15.24
                              15.38
                              15.23
                              15.19
                              15.14
                              15.11
                              15.09
                              15.08
                              15.13
                              15.03
                              14.91
                              14.84
                              14.81
                              14.78
                              14.81
                              14.77
                              14.63
                              14.7
                              14.79
                              14.87
2/28/06                       14.99


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.99
------------------------------------
Common Share
Net Asset Value               $15.54
------------------------------------
Premium/(Discount) to NAV     -3.54%
------------------------------------
Market Yield                   5.56%
------------------------------------
Taxable-Equivalent Yield1      8.49%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $211,072
------------------------------------
Average Effective Maturity
on Securities (Years)          15.92
------------------------------------
Leverage-Adjusted Duration      7.55
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.54%         1.04%
------------------------------------
1-Year          4.28%         4.94%
------------------------------------
5-Year          5.03%         7.10%
------------------------------------
10-Year         5.73%         6.37%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.7%
------------------------------------
Transportation                 19.5%
------------------------------------
U.S. Guaranteed                15.7%
------------------------------------
Tax Obligation/General         11.9%
------------------------------------
Education and Civic
  Organizations                 9.9%
------------------------------------
Water and Sewer                 5.4%
------------------------------------
Health Care                     5.3%
------------------------------------
Other                           8.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0601 per share.

Nuveen California Select Quality Municipal Fund, Inc.
NVC

Performance
     OVERVIEW As of February 28, 2006

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              74%
AA                                7%
A                                12%
BBB                               5%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0775
Apr                           0.0775
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                            0.074
Oct                            0.074
Nov                            0.074
Dec                            0.074
Jan                            0.074
Feb                            0.074

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.07
                              14.07
                              14.1
                              14.16
                              14.15
                              14.06
                              13.84
                              13.74
                              13.64
                              13.64
                              13.64
                              13.64
                              13.52
                              13.64
                              13.54
                              13.26
                              13.17
                              13.06
                              13.06
                              13.03
                              13.07
                              13.1
                              13.02
                              13.09
                              13.08
                              13.09
                              13.03
                              13.21
                              13.22
                              13.29
                              13.5
                              13.63
                              13.9
                              13.81
                              13.82
                              13.8
                              13.76
                              13.67
                              13.85
                              13.85
                              13.86
                              13.97
                              13.97
                              13.97
                              14
                              13.99
                              13.98
                              13.99
                              13.97
                              13.83
                              13.92
                              13.9
                              13.77
                              13.89
                              13.97
                              13.89
                              14
                              13.92
                              13.91
                              13.93
                              13.94
                              13.99
                              14.13
                              14.06
                              14.1
                              13.99
                              14.22
                              14.33
                              14.74
                              14.7
                              14.49
                              14.47
                              14.4
                              14.3
                              14.18
                              14
                              14.24
                              14.2
                              14.12
                              14.11
                              14.12
                              14.12
                              14.16
                              14.03
                              14.1
                              14.14
                              14.13
                              14.15
                              14.23
                              14.32
                              14.31
                              14.25
                              14.3
                              14.2
                              14.13
                              14.25
                              14.13
                              14.1
                              14.1
                              14.07
                              14.14
                              14.15
                              14.2
                              14.15
                              14.14
                              14.34
                              14.26
                              14.26
                              14.26
                              14.39
                              14.58
                              14.37
                              14.23
                              14.03
                              14.18
                              14.21
                              14.08
                              14.08
                              14.14
                              14.2
                              14.14
                              14.21
                              14.26
                              14.34
                              14.5
                              14.37
                              14.35
                              14.24
                              14.32
                              14.45
                              14.37
                              14.43
                              14.43
                              14.48
                              14.5
                              14.44
                              14.48
                              14.5
                              14.35
                              14.3
                              14.23
                              14.1
                              14.06
                              14.03
                              14.09
                              14.19
                              13.89
                              13.91
                              13.79
                              13.95
                              13.9
                              13.87
                              13.98
                              13.95
                              13.96
                              13.95
                              13.95
                              14
                              13.9
                              13.92
                              13.88
                              13.9
                              13.88
                              13.92
                              13.9
                              13.92
                              13.96
                              14.05
                              14.09
                              14
                              14.03
                              14
                              14.02
                              14.07
                              14.07
                              13.95
                              13.92
                              13.94
                              13.82
                              13.69
                              13.69
                              13.7
                              13.55
                              13.8
                              13.8
                              13.76
                              13.76
                              13.7
                              13.49
                              13.45
                              13.4
                              13.5
                              13.55
                              13.5
                              13.57
                              13.9
                              13.78
                              13.83
                              13.81
                              13.74
                              13.77
                              13.77
                              13.9
                              14.11
                              14
                              13.92
                              13.87
                              13.73
                              13.66
                              13.67
                              13.64
                              13.51
                              13.49
                              13.54
                              13.62
                              13.62
                              13.65
                              13.75
                              13.88
                              14
                              14
                              14.02
                              14.2
                              14.12
                              14.1
                              13.96
                              14
                              14.02
                              14.13
                              14.12
                              14.15
                              14.15
                              14.3
                              14.2
                              14.2
                              14.23
                              14.5
                              14.23
                              14.24
                              14.5
                              14.45
                              14.6
                              14.5
                              14.44
                              14.3
                              14.28
                              14.26
                              14.25
                              14.26
                              14
                              14.03
                              14.02
                              14.18
                              14.12
2/28/06                       14.15


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.38
------------------------------------
Common Share
Net Asset Value               $15.59
------------------------------------
Premium/(Discount) to NAV     -1.35%
------------------------------------
Market Yield                   5.77%
------------------------------------
Taxable-Equivalent Yield1      8.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $360,320
------------------------------------
Average Effective Maturity
on Securities (Years)          16.47
------------------------------------
Leverage-Adjusted Duration      7.66
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.71%         1.13%
------------------------------------
1-Year          9.63%         5.60%
------------------------------------
5-Year          6.27%         7.46%
------------------------------------
10-Year         6.61%         6.75%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.0%
------------------------------------
U.S. Guaranteed                19.1%
------------------------------------
Tax Obligation/General         15.4%
------------------------------------
Transportation                 12.2%
------------------------------------
Utilities                       8.5%
------------------------------------
Water and Sewer                 7.8%
------------------------------------
Other                          15.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1173 per share.

Nuveen California Quality Income Municipal Fund, Inc.
NUC

Performance
     OVERVIEW As of February 28, 2006

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              75%
AA                                7%
A                                 9%
BBB                               7%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                             0.08
Apr                             0.08
May                             0.08
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.072
Jan                            0.072
Feb                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/05                       14.94
                              15.01
                              14.98
                              15.09
                              15.1
                              15.01
                              14.84
                              14.75
                              14.75
                              14.67
                              14.64
                              14.59
                              14.6
                              14.73
                              14.58
                              14.33
                              14.24
                              14.37
                              14.05
                              14.09
                              14.16
                              14.23
                              14.38
                              14.38
                              14.44
                              14.44
                              14.49
                              14.47
                              14.54
                              14.52
                              14.38
                              14.43
                              14.5
                              14.59
                              14.67
                              14.57
                              14.56
                              14.56
                              14.69
                              14.56
                              14.58
                              14.64
                              14.95
                              14.95
                              14.9
                              14.8
                              14.76
                              14.71
                              14.65
                              14.66
                              14.74
                              14.7
                              14.65
                              14.73
                              14.65
                              14.73
                              14.75
                              14.74
                              14.73
                              14.78
                              14.8
                              14.8
                              14.83
                              14.87
                              14.91
                              14.95
                              14.99
                              14.92
                              14.95
                              15.14
                              15.24
                              15.1
                              15.08
                              15.06
                              15.07
                              15.09
                              15.23
                              15.25
                              15.25
                              15.16
                              15.08
                              15.09
                              15.04
                              15.1
                              15.14
                              15.1
                              15.26
                              15.27
                              15.29
                              15.26
                              15.4
                              15.56
                              15.54
                              15.44
                              15.5
                              15.51
                              15.4
                              15.42
                              15.42
                              15.43
                              15.52
                              15.49
                              15.49
                              15.43
                              15.53
                              15.52
                              15.5
                              15.5
                              15.6
                              15.61
                              15.65
                              15.58
                              15.37
                              15.39
                              15.55
                              15.55
                              15.67
                              15.67
                              15.75
                              15.78
                              15.72
                              15.71
                              15.56
                              15.57
                              15.57
                              15.56
                              15.6
                              15.55
                              15.68
                              15.7
                              15.69
                              15.68
                              15.74
                              15.8
                              15.62
                              15.62
                              15.65
                              15.65
                              15.57
                              15.62
                              15.57
                              15.43
                              15.5
                              15.42
                              15.43
                              15.35
                              15.28
                              15.39
                              15.18
                              15.23
                              15.27
                              15.26
                              15.35
                              15.28
                              15.23
                              15.19
                              15.14
                              15.08
                              14.97
                              14.84
                              14.63
                              14.65
                              14.55
                              14.4
                              14.41
                              14.4
                              14.48
                              14.45
                              14.43
                              14.38
                              14.49
                              14.35
                              14.4
                              14.47
                              14.51
                              14.62
                              14.57
                              14.67
                              14.6
                              14.54
                              14.32
                              14.24
                              14.25
                              14.21
                              14.31
                              14.32
                              14.3
                              14.36
                              14.41
                              14.35
                              14.43
                              14.54
                              14.5
                              14.51
                              14.55
                              14.65
                              14.67
                              14.9
                              14.9
                              14.92
                              14.95
                              15
                              14.7
                              14.77
                              14.77
                              14.7
                              14.76
                              14.64
                              14.51
                              14.53
                              14.5
                              14.63
                              14.55
                              14.79
                              15.05
                              15.05
                              15.15
                              15.29
                              15.34
                              15.35
                              15.41
                              15.53
                              15.46
                              15.45
                              15.5
                              15.35
                              15.27
                              15.39
                              15.52
                              15.7
                              15.69
                              15.76
                              15.65
                              15.7
                              15.56
                              15.58
                              15.5
                              15.46
                              15.38
                              15.47
                              15.42
                              15.43
                              15.69
                              15.54
                              15.45
                              15.51
                              15.45
                              15.45
                              15.45
                              15.37
                              15.3
                              15.24
                              15.42
                              15.36
2/28/06                       15.38


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.58
------------------------------------
Common Share
Net Asset Value               $15.72
------------------------------------
Premium/(Discount) to NAV     -0.89%
------------------------------------
Market Yield                   5.55%
------------------------------------
Taxable-Equivalent Yield1      8.47%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $345,734
------------------------------------
Average Effective Maturity
on Securities (Years)          16.03
------------------------------------
Leverage-Adjusted Duration      7.84
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.18%         1.08%
------------------------------------
1-Year          7.14%         5.89%
------------------------------------
5-Year          5.42%         6.91%
------------------------------------
10-Year         7.01%         6.72%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.9%
------------------------------------
U.S. Guaranteed                21.3%
------------------------------------
Tax Obligation/General         16.2%
------------------------------------
Education and Civic
  Organizations                10.6%
------------------------------------
Transportation                  8.6%
------------------------------------
Utilities                       5.6%
------------------------------------
Other                          14.8%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.0307 per share.

Shareholder
           MEETING REPORT

The shareholder meeting was held at the offices of Nuveen's Investments on
November 15, 2005.
                                                             NCA                     NCP                           NCO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                                                          Common and                       Common and
                                                                       MuniPreferred     MuniPreferred  MuniPreferred  MuniPreferred
                                                                       shares voting     shares voting  shares voting  shares voting
                                                                            together          together       together       together
                                                       Common shares      as a class        as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                                            -       11,508,296                 -      7,365,651              -
   Withhold                                                       -          118,904                 -         64,766              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          -       11,627,200                 -      7,430,417              -
====================================================================================================================================
Lawrence H. Brown
   For                                                            -       11,504,809                 -      7,367,551              -
   Withhold                                                       -          122,391                 -         62,866              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          -       11,627,200                 -      7,430,417              -
====================================================================================================================================
Jack B. Evans
   For                                                            -       11,505,160                 -      7,360,813              -
   Withhold                                                       -          122,040                 -         69,604              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          -       11,627,200                 -      7,430,417              -
====================================================================================================================================
William C. Hunter
   For                                                   22,015,285       11,504,810                 -      7,362,393              -
   Withhold                                                 206,549          122,390                 -         68,024              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 22,221,834       11,627,200                 -      7,430,417              -
====================================================================================================================================
David J. Kundert
   For                                                   22,015,683       11,504,093                 -      7,363,143              -
   Withhold                                                 206,151          123,107                 -         67,274              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 22,221,834       11,627,200                 -      7,430,417              -
====================================================================================================================================
William J. Schneider
   For                                                            -                -             3,424              -          1,981
   Withhold                                                       -                -                 -              -              8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          -                -             3,424              -          1,989
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                            -                -             3,424              -          1,981
   Withhold                                                       -                -                 -              -              8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          -                -             3,424              -          1,989
====================================================================================================================================
Judith M. Stockdale
   For                                                            -       11,510,109                 -      7,369,401              -
   Withhold                                                       -          117,091                 -         61,016              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          -       11,627,200                 -      7,430,417              -
====================================================================================================================================
Eugene S. Sunshine
   For                                                   22,012,105       11,506,893                 -      7,364,054              -
   Withhold                                                 209,729          120,307                 -         66,363              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 22,221,834       11,627,200                 -      7,430,417              -
====================================================================================================================================

                                                  NQC                                NVC                            NUC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                       Common and                         Common and                       Common and
                                    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred  MuniPreferred  MuniPreferred
                                    shares voting     shares voting    shares voting     shares voting  shares voting  shares voting
                                         together          together         together          together       together       together
                                       as a class        as a class       as a class        as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                 12,188,375                 -       20,198,186                 -     20,068,553              -
   Withhold                               117,604                 -          183,013                 -        152,101              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================
Lawrence H. Brown
   For                                 12,184,480                 -       20,195,098                 -     20,078,068              -
   Withhold                               121,499                 -          186,101                 -        142,586              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================
Jack B. Evans
   For                                 12,184,720                 -       20,199,398                 -     20,072,607              -
   Withhold                               121,259                 -          181,801                 -        148,047              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================
William C. Hunter
   For                                 12,189,591                 -       20,202,786                 -     20,073,901              -
   Withhold                               116,388                 -          178,413                 -        146,753              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================
David J. Kundert
   For                                 12,185,991                 -       20,202,786                 -     20,073,901              -
   Withhold                               119,988                 -          178,413                 -        146,753              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================
William J. Schneider
   For                                          -             3,721                -             6,431              -          5,986
   Withhold                                     -                 5                -                 1              -              6
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        -             3,726                -             6,432              -          5,992
====================================================================================================================================
Timothy R. Schwertfeger
   For                                          -             3,721                -             6,431              -          5,986
   Withhold                                     -                 5                -                 1              -              6
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        -             3,726                -             6,432              -          5,992
====================================================================================================================================
Judith M. Stockdale
   For                                 12,178,721                 -       20,199,486                 -     20,076,891              -
   Withhold                               127,258                 -          181,713                 -        143,763              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================
Eugene S. Sunshine
   For                                 12,189,591                 -       20,200,486                 -     20,076,940              -
   Withhold                               116,388                 -          180,713                 -        143,714              -
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,305,979                 -       20,381,199                 -     20,220,654              -
====================================================================================================================================

                        Nuveen California Municipal Value Fund, Inc. (NCA)
                        Portfolio of
                                INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (1.3% OF TOTAL INVESTMENTS)

$         630   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00        BBB      $      611,699
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        2,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00        BBB           2,738,175
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        3,130   Total Consumer Staples                                                                                    3,349,874
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 0.6% (0.7% OF TOTAL INVESTMENTS)

        1,500   California Statewide Community Development Authority,                12/06 at 105.00        N/R           1,597,755
                 Certificates of Participation, San Diego Space and Science
                 Foundation, Series 1996, 7.500%, 12/01/26
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 6.1% (6.1% OF TOTAL INVESTMENTS)

          825   Arcadia, California, Hospital Revenue Bonds, Methodist                5/06 at 100.00       BBB+             826,633
                 Hospital of Southern California, Series 1992, 6.500%, 11/15/12

          940   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00         A3             961,357
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
          250    5.250%, 7/01/24                                                      7/15 at 100.00       BBB+             262,695
          530    5.250%, 7/01/35                                                      7/15 at 100.00       BBB+             550,379

        4,000   California Statewide Community Development Authority,                   No Opt. Call        AAA           4,329,240
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        5,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00       Baa2           5,238,100
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

        1,440   Stockton, California, Health Facility Revenue Bonds, Dameron         12/07 at 102.00       BBB+           1,492,992
                 Hospital Association, Series 1997A, 5.300%, 12/01/08

        1,730   West Contra Costa Healthcare District, California, Certificates       7/14 at 100.00        AAA           1,890,163
                 of Participation, Series 2004, 5.375%, 7/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,715   Total Health Care                                                                                        15,551,559
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.2% (5.2% OF TOTAL INVESTMENTS)

        3,350   ABAG Finance Authority for Non-Profit Corporations, California,       8/30 at 100.00        BBB           3,506,579
                 Multifamily Housing Revenue Refunding Bonds, United
                 Dominion/2000 Post Apartments, Series 2000B, 6.400%, 8/15/30
                 (Mandatory put 8/15/08) (Alternative Minimum Tax)

        2,565   California Statewide Community Development Authority,                 7/09 at 102.00        N/R           2,691,249
                 Multifamily Housing Revenue Bonds, Harbor City Lights,
                 Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)

        5,000   California Statewide Community Development Authority,                 6/29 at 100.00       BBB+           5,130,200
                 Multifamily Housing Revenue Refunding Bonds, Archstone
                 Communities Trust, Archstone Pelican Point Apartments,
                 Series 1999H, 5.300%, 6/01/29 (Mandatory put 6/01/08)

          475   Riverside County, California, Subordinate Lien Mobile Home            4/06 at 100.00        N/R             475,399
                 Park Revenue Bonds, Bravo Mobile Home Park Project,
                 Series 1999B, 6.500%, 3/20/29

        1,440   San Dimas Housing Authority, California, Mobile Home Park             7/08 at 102.00        N/R           1,508,098
                 Revenue Bonds, Charter Oak Mobile Home Estates Acquisition
                 Project, Series 1998A, 5.700%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
       12,830   Total Housing/Multifamily                                                                                13,311,525
------------------------------------------------------------------------------------------------------------------------------------


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 0.0% (0.0% OF TOTAL INVESTMENTS)

$          15   California Rural Home Mortgage Finance Authority, GNMA                  No Opt. Call        Aaa      $       15,198
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1993A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)

           90   California Rural Home Mortgage Finance Authority,                       No Opt. Call        AAA              90,634
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Bonds, Series 1997D, 6.700%, 5/01/29 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          105   Total Housing/Single Family                                                                                 105,832
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.5% (0.5% OF TOTAL INVESTMENTS)

        1,000   California Municipal Finance Authority, Solid Waste Disposal          9/14 at 100.00        BBB             997,310
                 Revenue Bonds, Waste Management Inc., Series 2004,
                 4.100%, 9/01/14 (Mandatory put 9/01/09) (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.5% (4.5% OF TOTAL INVESTMENTS)

                ABAG Finance Authority for Non-Profit Corporations, California,
                Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City,
                Series 2004:
        1,850    5.400%, 8/15/24                                                      8/14 at 100.00          A           1,958,484
        2,130    5.600%, 8/15/34                                                      8/14 at 100.00          A           2,262,699

        2,720   ABAG Finance Authority for Non-Profit Corporations, California,      10/07 at 102.00        BB+           2,752,504
                 Certificates of Participation, American Baptist Homes of the
                 West, Series 1997A, 5.750%, 10/01/17

        2,830   California Statewide Community Development Authority,                 4/09 at 101.00        BBB           2,899,986
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        1,500   Riverside County Public Financing Authority, California,              5/09 at 101.00       BBB-           1,563,150
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.750%, 5/15/19

------------------------------------------------------------------------------------------------------------------------------------
       11,030   Total Long-Term Care                                                                                     11,436,823
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.4% (14.6% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/20                                                      2/14 at 100.00          A             529,305
        5,200    5.000%, 2/01/21                                                      2/14 at 100.00          A           5,493,956
        2,850    5.250%, 4/01/34                                                      4/14 at 100.00          A           3,050,355

        7,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/32    3/16 at 100.00          A           7,308,209

        4,085   Foothill-De Anza Community College District, Santa Clara              8/15 at 100.00        AAA           4,306,162
                 County, California, General Obligation Bonds, Series 2005C,
                 5.000%, 8/01/36 - FGIC Insured

        1,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00        AAA           1,064,790
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        1,110   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00        AAA           1,183,393
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

        3,200   Los Angeles Unified School District, California, General              7/13 at 100.00        AAA           3,394,368
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA Insured

        1,845   Oakland Unified School District, Alameda County, California,          8/08 at 101.00        AAA           1,930,590
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          360    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00        AAA             382,936
          380    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00        AAA             403,906

        2,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call        AAA           2,328,460
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          285    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00        AAA             304,218
          415    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00        AAA             441,643

        1,500   San Ramon Valley Unified School District, Contra Costa County,        8/13 at 100.00        AAA           1,595,595
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured


                                       21

                        Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,570   Southwestern Community College District, San Diego County,            8/15 at 102.00        AAA      $    1,704,141
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/23 - MBIA Insured

        1,460   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00        AAA           1,563,470
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,760   Total Tax Obligation/General                                                                             36,985,497
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.9% (25.2% OF TOTAL INVESTMENTS)

                Bell Community Redevelopment Agency, California, Tax
                Allocation Bonds, Bell Project Area, Series 2003:
        3,000    5.500%, 10/01/23 - RAAI Insured                                     10/13 at 100.00         AA           3,224,910
        1,000    5.625%, 10/01/33 - RAAI Insured                                     10/13 at 100.00         AA           1,074,290

                Burbank Redevelopment Agency, California, Tax Allocation
                Bonds, Golden State Redevelopment Project, Series 2003:
        1,700    5.625%, 12/01/28 - FGIC Insured                                     12/13 at 100.00        AAA           1,891,216
        5,010    5.750%, 12/01/33 - FGIC Insured                                     12/13 at 100.00        AAA           5,618,615

        2,400   Calexico Community Redevelopment Agency, California,                  8/13 at 102.00        AAA           2,529,936
                 Tax Allocation Bonds, Merged Central Business and
                 Residential District Project, Series 2003C, 5.000%, 8/01/28 -
                 AMBAC Insured

        3,400   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00        AA-           3,690,428
                 5.000%, 7/01/15

        2,800   Commerce Community Development Commission, California,                8/07 at 102.00        N/R           2,920,680
                 Subordinate Lien Tax Allocation Refunding Bonds,
                 Redevelopment Project 1, Series 1997B, 6.000%, 8/01/21

        1,855   Duarte Redevelopment Agency, California, Tax Allocation               9/07 at 102.00        N/R           1,943,688
                 Refunding Bonds, Amended Davis Addition Project Area,
                 Series 1997A, 6.700%, 9/01/14

          260   Hesperia Community Redevelopment Agency, California, Tax              9/15 at 100.00        AAA             277,742
                 Allocation Bonds, Series 2005A, 5.000%, 9/01/20 - XLCA Insured

        2,750   Los Angeles County Schools, California, Certificates of               9/13 at 100.00        AAA           2,873,310
                 Participation, Pooled Financing Program, Regionalized Business
                 Services Corporation, Series 2003A, 5.000%, 9/01/28 - FSA
                 Insured

        3,665   Milpitas, California, Local Improvement District 20 Limited           3/06 at 103.00        N/R           3,798,553
                 Obligation Bonds, Series 1998A, 5.650%, 9/02/13

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,045    5.250%, 9/01/22 - AMBAC Insured                                      9/14 at 100.00        AAA           1,138,026
        1,145    5.250%, 9/01/23 - AMBAC Insured                                      9/14 at 100.00        AAA
        1,255    5.250%, 9/01/24 - AMBAC Insured                                      9/14 at 100.00        AAA           1,361,060

          420   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00        AAA             464,520
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/18 - FGIC Insured

        8,000   Palmdale Elementary School District, Los Angeles County,              8/09 at 101.00        AAA           8,649,599
                 California, Special Tax Bonds, Community Facilities
                 District 90-1, Series 1999, 5.800%, 8/01/29 - FSA Insured

          290   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00        AAA             301,913
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          615   Riverside County Public Financing Authority, California, Tax         10/15 at 100.00        AAA             640,418
                 Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        3,130   San Francisco Redevelopment Agency, California, Lease                 7/11 at 102.00        AAA           3,381,809
                 Revenue Bonds, Moscone Convention Center, Series 2004,
                 5.250%, 7/01/23 - AMBAC Insured

        2,750   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00        AAA           2,923,140
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        1,700   Shafter Joint Powers Financing Authority, California, Lease           1/07 at 101.00         A-           1,747,209
                 Revenue Bonds, Community Correctional Facility Acquisition
                 Project, Series 1997A, 5.950%, 1/01/11

        1,000   Simi Valley, California, Certificates of Participation, Series 2004,  9/14 at 100.00        AAA           1,057,830
                 5.000%, 9/01/24 - AMBAC Insured

        3,845   Ventura County Superintendent of Schools, California,                12/11 at 100.00        AAA           3,987,688
                 Certificates Participation, Series 2003, 5.000%, 12/01/27 -
                 AMBAC Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       3,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB      $    3,333,570
                 Loan Note, Series 1999A, 6.500%, 10/01/24

        1,300   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00         AA           1,357,148
                 Loan Note, Series 2003, 5.000%, 10/01/33 - RAAI Insured

        2,570   Vista Joint Powers Financing Authority, California, Special Tax       3/06 at 102.00        N/R           2,602,074
                 Lease Revenue Refunding Bonds, Community Facilities
                 District 90-2, Series 1997A, 5.875%, 9/01/20

------------------------------------------------------------------------------------------------------------------------------------
       59,905   Total Tax Obligation/Limited                                                                             64,033,712
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.4% (2.4% OF TOTAL INVESTMENTS)

        5,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00       BBB-           4,829,385
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27

        1,250   Fresno, California, Airport Revenue Bonds, Series 2000A,              7/10 at 101.00        AAA           1,346,163
                 5.500%, 7/01/30 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,750   Total Transportation                                                                                      6,175,548
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 31.1% (31.5% OF TOTAL INVESTMENTS) (4)

        2,400   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00   Baa3 (4)           2,626,464
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30
                 (Pre-refunded 6/01/12)

        4,500   California Department of Water Resources, Power Supply                5/12 at 101.00     A2 (4)           4,923,810
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

        3,115   California Educational Facilities Authority, Revenue Bonds,           6/10 at 101.00   Baa3 (4)           3,540,011
                 Pooled College and University Projects, Series 2000C,
                 6.750%, 6/01/30 (ETM)

       12,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     A3 (4)          13,257,118
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        4,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00        AAA           4,370,080
                 Department of Health Services, Series 1999A, 5.750%, 11/01/24
                 (Pre-refunded 11/01/09) - MBIA Insured

        6,260   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00        AAA           6,886,813
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        2,000   Capistrano Unified School District, Orange County, California,        9/09 at 102.00    N/R (4)           2,190,580
                 Special Tax Bonds, Community Facilities District 98-2 -
                 Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)

        2,065   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call        AAA           2,952,248
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        3,800    5.500%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00        Aaa           4,215,872
        3,000    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00        Aaa           3,351,930

        1,475   Long Beach Community College District, California, General            5/13 at 100.00        AAA           1,604,682
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28
                 (Pre-refunded 5/01/13) - MBIA Insured

        2,500   Los Angeles Community Redevelopment Agency, California,               7/06 at 100.00    BBB (4)           2,611,700
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)

        4,188   Merced Irrigation District, California, Subordinated Revenue          3/08 at 102.00        AAA           4,530,411
                 Certificates of Participation, Electric System Project,
                 Series 2000, 7.450%, 3/01/18 (Pre-refunded 3/01/08)

        8,565   Palmdale, California, GNMA Mortgage-Backed Securities                   No Opt. Call        AAA           5,366,658
                 Program Single Family Mortgage Revenue Bonds, Series 1988A,
                 0.000%, 3/01/17 (ETM)

        3,300   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00        AAA           3,620,496
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36 (Pre-refunded
                 7/01/12)

       20,415   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call        AAA           8,771,508
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)

        5,000   San Francisco Airports Commission, California, Revenue Bonds,         5/06 at 102.00        AAA           5,116,750
                 San Francisco International Airport, Second Series Issue 10A,
                 5.625%, 5/01/21 (Pre-refunded 5/01/06) - MBIA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       88,583   Total U.S. Guaranteed                                                                                    79,937,131
------------------------------------------------------------------------------------------------------------------------------------


                                       23

                        Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 3.0% (3.0% OF TOTAL INVESTMENTS)

$       2,740   California Statewide Community Development Authority,                 6/06 at 101.50        N/R      $    2,782,443
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          500   Los Angeles Department of Water and Power, California,                7/13 at 100.00        AAA             532,165
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          605   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00        AAA             639,019
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,470   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00       Baa3           3,777,754
                 Environmental Control Facilities Financing Authority,
                 Co-Generation Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,315   Total Utilities                                                                                           7,731,381
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.0% (5.0% OF TOTAL INVESTMENTS)

        1,500   California Department of Water Resources, Water System                6/15 at 100.00        AAA           1,610,820
                 Revenue Bonds, Central Valley Project, Series 2005AD,
                 5.000%, 12/01/22 - FSA Insured

          500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00        AAA             532,070
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        5,000   Orange County Sanitation District, California, Certificates of        8/13 at 100.00        AAA           5,333,400
                 Participation, Series 2003, 5.250%, 2/01/27 - FGIC Insured

        1,580   San Diego County Water Authority, California, Water Revenue           5/12 at 101.00        AAA           1,654,023
                 Refunding Certificates of Participation, Series 2002A,
                 5.000%, 5/01/26 - MBIA Insured

        3,500   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00       BBB+           3,672,025
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
       12,080   Total Water and Sewer                                                                                    12,802,338
------------------------------------------------------------------------------------------------------------------------------------
$     253,703   Total Investments (cost $235,540,463) - 99.0%                                                           254,016,285
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                      2,662,365
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $ 256,678,650
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                  (ETM)  Investment is escrowed to maturity.


                                 See accompanying notes to financial statements.

                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 2.0% (1.3% OF TOTAL INVESTMENTS)

$         750   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00        BBB      $      728,213
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00        BBB           3,383,100
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
        3,750   Total Consumer Staples                                                                                    4,111,313
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 6.1% (4.0% OF TOTAL INVESTMENTS)

        4,730   California Infrastructure Economic Development Bank, Revenue         10/11 at 101.00         A-           5,040,477
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/21

        4,730   California State University, Systemwide Revenue Bonds,               11/12 at 100.00        AAA           5,077,466
                 Series 2002A, 5.000%, 11/01/19 - AMBAC Insured

        2,000   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00        AAA           2,162,440
                 Series 2003A, 5.125%, 5/15/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,460   Total Education and Civic Organizations                                                                  12,280,383
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.6% (6.4% OF TOTAL INVESTMENTS)

        2,630   California Health Facilities Financing Authority, Insured Health      5/06 at 100.00          A           2,634,866
                 Facility Revenue Refunding Bonds, Valley Memorial Hospital,
                 Series 1993A, 6.000%, 5/01/17

        1,125   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00         A3           1,150,560
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        5,500   California Statewide Community Development Authority,                 7/07 at 102.00        AA-           5,680,015
                 Certificates of Participation Refunding, St. Joseph Health
                 System, Series 1997, 5.125%, 7/01/17

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
          300    5.250%, 7/01/24                                                      7/15 at 100.00       BBB+             315,234
          630    5.250%, 7/01/35                                                      7/15 at 100.00       BBB+             654,224

        2,000   California Statewide Community Development Authority,                   No Opt. Call        AAA           2,164,620
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        2,040    5.250%, 2/01/13                                                      8/06 at 100.00       Baa2           2,041,326
        4,665    5.000%, 2/01/23                                                      8/06 at 100.00       Baa2           4,665,513

------------------------------------------------------------------------------------------------------------------------------------
       18,890   Total Health Care                                                                                        19,306,358
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.7% (3.7% OF TOTAL INVESTMENTS)

        3,750   California Statewide Community Development Authority,                 7/08 at 101.00        BBB           3,810,488
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

        1,500   California Statewide Community Development Authority,                 8/12 at 100.00          A           1,591,845
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        1,970   Los Angeles County Community Development Commission,                  5/06 at 100.00        Aaa           1,976,068
                 California, FHA-Insured Section 8 Assisted Mortgage Revenue
                 Refunding Bonds, Los Tomas Apartments, Series 1993,
                 6.500%, 7/15/23

        3,915   Los Angeles, California, GNMA Collateralized Multifamily              3/07 at 102.00        AAA           4,036,287
                 Housing Revenue Bonds, Ridgecroft Apartments, Series 1997E,
                 6.250%, 9/20/39 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,135   Total Housing/Multifamily                                                                                11,414,688
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 25.2% (16.7% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
$       2,350    5.250%, 2/01/21                                                      8/13 at 100.00          A      $    2,542,512
        2,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00        AAA           2,162,780

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/23                                                      2/14 at 100.00          A             526,195
        3,950    5.200%, 4/01/26                                                      4/14 at 100.00          A           4,238,903
        3,400    5.250%, 4/01/34                                                      4/14 at 100.00          A           3,639,020

        2,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31    3/16 at 100.00          A           2,088,880

        3,435   California, General Obligation Veterans Welfare Bonds,                6/06 at 101.00          A           3,474,743
                 Series 2000BT, 5.375%, 12/01/16 (Alternative Minimum Tax)

        3,550   Centinela Valley Union High School District, Los Angeles                No Opt. Call        AAA           4,027,936
                 County, California, General Obligation Bonds, Series 2002A,
                 5.250%, 2/01/26 - MBIA Insured

        1,320   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00        AAA           1,407,278
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

        1,000   Los Angeles Unified School District, California, General              7/14 at 100.00        AAA           1,071,380
                 Obligation Bonds, Series 2004A-2, 5.000%, 7/01/20 -
                 FGIC Insured

        4,765   North Orange County Community College District, California,             No Opt. Call        AAA           1,822,708
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          435    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00        AAA             462,714
          460    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00        AAA             488,939

        2,575   Oxnard School District, Ventura County, California, General           2/22 at 103.00        AAA           3,053,075
                 Obligation Refunding Bonds, Series 2001A, 5.750%, 8/01/30 -
                 MBIA Insured

        6,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call        AAA           6,842,580
                 Series 1993, 7.000%, 7/01/10 - MBIA Insured

                Riverside Community College District, California, General
                Obligation Bonds, Series 2004A:
           15    5.250%, 8/01/25 - MBIA Insured                                       8/14 at 100.00        AAA              16,489
           20    5.250%, 8/01/26 - MBIA Insured                                       8/14 at 100.00        AAA              21,907

        4,000   San Diego Unified School District, San Diego County, California,      7/13 at 101.00        AAA           4,408,160
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/22 -
                 FSA Insured

        3,000   San Jose-Evergreen Community College District, Santa Clara            9/10 at 100.00        AAA           3,251,280
                 County, California, General Obligation Bonds, Series 2000B,
                 5.600%, 9/01/24 - FGIC Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          340    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00        AAA             362,926
          495    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00        AAA             526,779

        2,200   Santa Maria Joint Union High School District, Santa Barbara             No Opt. Call        Aaa           2,632,410
                 and San Luis Obispo Counties, California, General Obligation
                 Bonds, Series 2003B, 5.625%, 8/01/24 - FSA Insured

        1,440   Southwestern Community College District, San Diego County,            8/15 at 102.00        AAA           1,558,310
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/24 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       49,250   Total Tax Obligation/General                                                                             50,627,904
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 23.7% (15.7% OF TOTAL INVESTMENTS)

        5,045   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00        AAA           5,405,818
                 Department of Corrections, Series 2002A, 5.250%, 3/01/22 -
                 AMBAC Insured

        1,575   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00         A-           1,742,753
                 Department of General Services, Series 2003D, 5.500%, 6/01/20

        3,010   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00         A-           3,350,431
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        4,170   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00        AA-           4,526,201
                 Series 2004A, 5.000%, 7/01/15

        2,500   Corona Public Financing Authority, California, Superior Lien          9/09 at 102.00        AAA           2,661,500
                 Revenue Bonds, Series 1999A, 5.000%, 9/01/20 - FSA Insured


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

                Hesperia Community Redevelopment Agency, California, Tax
                Allocation Bonds, Series 2005A:
$         310    5.000%, 9/01/20 - XLCA Insured                                       9/15 at 100.00        AAA      $      331,154
        1,750    5.000%, 9/01/25 - XLCA Insured                                       9/15 at 100.00        AAA           1,846,880

        1,395   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00        AAA           1,479,481
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/22 - FSA Insured

        2,000   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00        AAA           2,217,460
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/15 - FGIC Insured

        1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00        AAA           1,054,130
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

          350   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00        AAA             364,378
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                  XLCA Insured

          730   Riverside County Public Financing Authority, California,             10/15 at 100.00        AAA             760,171
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        1,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call        AAA           1,130,280
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        5,000   San Marcos Public Facilities Authority, California, Tax Allocation    8/15 at 100.00        AAA           5,239,100
                 Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 -
                 AMBAC Insured

                Santa Clara Redevelopment Agency, California, Tax Allocation
                Bonds, Bayshore North Project, Series 2003:
        4,450    5.000%, 6/01/19 - MBIA Insured                                       6/13 at 100.00        AAA           4,723,364
        2,695    5.000%, 6/01/20 - MBIA Insured                                       6/13 at 100.00        AAA           2,853,574
        1,500    5.000%, 6/01/21 - MBIA Insured                                       6/13 at 100.00        AAA           1,586,340

                Sweetwater Union High School District, San Diego County,
                California, Certificates of Participation, Series 2002:
        2,000    5.000%, 9/01/23 - FSA Insured                                        9/12 at 102.00        AAA           2,115,660
        4,015    5.000%, 9/01/24 - FSA Insured                                        9/12 at 102.00        AAA           4,247,187

------------------------------------------------------------------------------------------------------------------------------------
       44,495   Total Tax Obligation/Limited                                                                             47,635,862
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 28.5% (18.9% OF TOTAL INVESTMENTS)

        5,360   California Infrastructure Economic Development Bank, First            7/13 at 100.00        AAA           5,700,253
                 Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/23 - FSA Insured

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00       BBB-           5,686,915
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

                Long Beach, California, Harbor Revenue Bonds, Series 2000A:
        2,740    5.750%, 5/15/14 (Alternative Minimum Tax)                            5/10 at 101.00         AA           2,961,666
       11,885    5.750%, 5/15/15 (Alternative Minimum Tax)                            5/10 at 101.00         AA          12,805,612

        2,500   Orange County, California, Airport Revenue Refunding Bonds,           7/13 at 100.00        AAA           2,668,225
                 John Wayne Airport, Series 2003, 5.000%, 7/01/17 - FSA Insured

        8,550   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00        AAA           9,141,575
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

        1,400   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00        AAA           1,521,632
                 5.250%, 11/01/20 - FGIC Insured

       14,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00        AAA          14,815,360
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.500%, 5/01/24 - FSA Insured (Alternative
                 Minimum Tax)

        2,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00        AAA           2,078,800
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.000%, 5/01/23 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       54,935   Total Transportation                                                                                     57,380,038
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 25.4% (16.8% OF TOTAL INVESTMENTS) (4)

        5,150   California County Tobacco Securitization Agency, Tobacco              6/10 at 100.00   Baa3 (4)           5,322,061
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20
                 (Pre-refunded 6/01/10)

        5,250   California Department of Water Resources, Power Supply                5/12 at 101.00     A2 (4)           5,744,445
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)


                                       27


                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     A3 (4)      $    3,314,280
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        4,000   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call        AAA           5,718,640
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

        3,750   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00        Aaa           4,160,400
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)

        2,500   Hawthorne School District, Los Angeles County, California,           11/08 at 102.00        AAA           2,683,525
                 General Obligation Bonds, Series 1997A, 5.500%, 5/01/22
                 (Pre-refunded 11/01/08) - FGIC Insured

        1,530   Long Beach Community College District, California, General            5/13 at 100.00        AAA           1,664,518
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/18 (Pre-refunded
                 5/01/13) - MBIA Insured

        8,000   Los Angeles Unified School District, California, General              7/10 at 100.00        AAA           8,660,960
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        5,500   Orange County, California, Recovery Certificates of                   7/06 at 102.00        AAA           5,659,995
                 Participation, Series 1996A, 6.000%, 7/01/26
                 (Pre-refunded 7/01/06) - MBIA Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00        AAA           4,388,480
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

                Riverside Community College District, California, General
                Obligation Bonds, Series 2004A:
        1,470    5.250%, 8/01/25 (Pre-refunded 8/01/14) - MBIA Insured                8/14 at 100.00        AAA           1,633,817
        1,960    5.250%, 8/01/26 (Pre-refunded 8/01/14) - MBIA Insured                8/14 at 100.00        AAA           2,178,422

------------------------------------------------------------------------------------------------------------------------------------
       46,110   Total U.S. Guaranteed                                                                                    51,129,543
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.6% (6.4% OF TOTAL INVESTMENTS)

        4,715   California Statewide Community Development Authority,                 6/06 at 101.50        N/R           4,788,035
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          725   Los Angeles Department of Water and Power, California,                7/13 at 100.00        AAA             771,639
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          715   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00        AAA             755,204
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       10,450   Orange County Public Financing Authority, California,                   No Opt. Call        Aaa          11,364,062
                 Waste Management System Revenue Refunding Bonds,
                 Series 1997, 5.250%, 12/01/13 - AMBAC Insured (Alternative
                 Minimum Tax)

        1,000   Sacramento Municipal Utility District, California, Electric             No Opt. Call        AAA           1,097,360
                 Revenue Bonds, Series 2004T, 5.250%, 5/15/23 - FGIC Insured

          500   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00        AAA             540,840
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/22 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,105   Total Utilities                                                                                          19,317,140
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.3% (10.1% OF TOTAL INVESTMENTS)

        2,500   California Department of Water Resources, Water System                6/13 at 100.00        AAA           2,729,075
                 Revenue Bonds, Central Valley Project, Series 2003Y,
                 5.250%, 12/01/16 - FGIC Insured

        1,000   California Statewide Community Development Authority,                10/13 at 100.00        AAA           1,078,730
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured

        4,770   Los Angeles Department of Water and Power, California,                7/14 at 100.00        AAA           5,249,528
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 -
                 MBIA Insured

        2,500   Pajaro Valley Water Management Agency, California, Revenue            3/09 at 101.00        AAA           2,670,700
                 Certificates of Participation, Series 1999A, 5.750%, 3/01/29 -
                 AMBAC Insured

        5,985   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00         AA           6,501,266
                 California, Revenue Bonds, Series 2000A, 5.250%, 12/01/12

        4,000   Sacramento County Sanitation District Financing Authority,              No Opt. Call        AAA           4,646,640
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

        4,585   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00        AAA           5,041,712
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured (5)


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,700   South Gate Utility Authority, California, Subordinate Revenue        10/11 at 102.00        AAA      $    1,793,772
                 Bonds, Water and Sewer System Projects, Series 2001,
                 5.000%, 10/01/22 - FGIC Insured

          945   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00       BBB+             991,447
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
       27,985   Total Water and Sewer                                                                                    30,702,870
------------------------------------------------------------------------------------------------------------------------------------
$     286,115   Total Investments (cost $284,650,888) - 151.1%                                                          303,906,099
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      3,225,692
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                       (106,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 201,131,791
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Investment is not rated.

                   (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         480   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00        BBB      $      466,056
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        2,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00        BBB           2,190,540
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        2,480   Total Consumer Staples                                                                                    2,656,596
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 7.4% (4.9% OF TOTAL INVESTMENTS)

        1,000   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00        Aa3           1,054,510
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

        1,530   University of California, Certificates of Participation, San Diego    1/10 at 101.00        Aa2           1,607,464
                 and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/20

        6,580   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00         AA           6,885,838
                 Projects, Series 2000K, 5.000%,9/01/13

------------------------------------------------------------------------------------------------------------------------------------
        9,110   Total Education and Civic Organizations                                                                   9,547,812
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.1% (6.0% OF TOTAL INVESTMENTS)

          725   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00         A3             741,472
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        3,200   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00         A+           3,409,152
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
          190    5.250%, 7/01/24                                                      7/15 at 100.00       BBB+             199,648
          400    5.250%, 7/01/35                                                      7/15 at 100.00       BBB+             415,380

        1,000   California Statewide Community Development Authority, Revenue           No Opt. Call        AAA           1,082,310
                 Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        5,930   Central California Joint Powers Health Finance Authority,             8/06 at 100.00       Baa2           5,930,652
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23

------------------------------------------------------------------------------------------------------------------------------------
       11,445   Total Health Care                                                                                        11,778,614
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.3% (0.7% OF TOTAL INVESTMENTS)

        1,550   San Bernardino County Housing Authority, California,                  6/29 at 100.00         A-           1,606,885
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 25.4% (16.8% OF TOTAL INVESTMENTS)

        4,125   Alameda Unified School District, Alameda County, California,            No Opt. Call        AAA           1,737,821
                 General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 -
                 FSA Insured

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00         AA           1,091,030
        1,400    5.250%, 2/01/20                                                      8/13 at 100.00          A           1,514,688
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00        AAA           1,081,390

                California, General Obligation Bonds, Series 2004:
        3,000    5.000%, 2/01/23                                                      2/14 at 100.00          A           3,157,170
        2,500    5.125%, 4/01/23                                                      4/14 at 100.00          A           2,663,325
        2,100    5.250%, 4/01/34                                                      4/14 at 100.00          A           2,247,630

          860   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00        AAA             916,863
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       4,100   Monrovia Unified School District, Los Angeles County, California,       No Opt. Call        AAA      $    1,564,068
                 General Obligation Bonds, Series 2001B, 0.000%, 8/01/27 -
                 FGIC Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00        AAA           2,703,075
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          280    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00        AAA             297,839
          295    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00        AAA             313,558

        1,000   Pomona Unified School District, Los Angeles County, California,       8/11 at 103.00        AAA           1,150,740
                 General Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured

        2,620   Rancho Santiago Community College District, Orange County,            9/15 at 100.00        AAA           2,781,864
                 California, General Obligation Bonds, Series 2005B,
                 5.000%, 9/01/27 - FSA Insured

           25   Riverside Community College District, California, General             8/14 at 100.00        AAA              27,454
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24 - MBIA Insured

        5,000   San Diego Unified School District, California, General Obligation     7/10 at 100.00        AAA           5,310,950
                 Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/21 -
                 MBIA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          220    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00        AAA             234,835
          320    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00        AAA             340,544

        4,970   San Rafael City High School District, Marin County, California,         No Opt. Call        AAA           1,909,076
                 General Obligation Bonds, Series 2004B, 0.000%, 8/01/27 -
                 FGIC Insured

        4,175   Southwestern Community College District, San Diego County,              No Opt. Call        AAA           1,758,886
                 California, General Obligation Bonds, Series 2004,
                 0.000%, 8/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       41,490   Total Tax Obligation/General                                                                             32,802,806
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 32.8% (21.7% OF TOTAL INVESTMENTS)

        2,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00         A-           2,226,200
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        2,700   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00        AA-           2,930,634
                 5.000%, 7/01/15

          195   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00        AAA             208,307
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        1,065   Los Angeles County Public Works Financing Authority, California,     10/07 at 101.00         AA           1,100,656
                 Revenue Bonds, Regional Park and Open Space District,
                 Series 1997A, 5.000%, 10/01/19

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,375    5.250%, 9/01/25 - AMBAC Insured                                      9/14 at 100.00        AAA           1,488,121
        1,500    5.250%, 9/01/26 - AMBAC Insured                                      9/14 at 100.00        AAA

        2,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00        Aaa           2,085,220
                 Master Plan Financing, Series 2001, 5.000%, 8/01/21 -
                 MBIA Insured

       10,900   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call        AAA          14,996,001
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,000   Ontario, California, Special Tax Bonds, Community Facilities          9/06 at 102.00        N/R           1,027,000
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

          225   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00        AAA             234,243
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          470   Riverside County Public Financing Authority, California,             10/15 at 100.00        AAA             489,425
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        2,500   Sacramento City Financing Authority, California, Lease                  No Opt. Call        AAA           2,857,050
                 Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        2,255   San Bernardino County, California, Certificates of Participation,     8/06 at 101.00        AAA           2,303,934
                 Medical Center Financing Project, Series 1995, 5.500%, 8/01/22 -
                 MBIA Insured


                                       31

                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00        AAA      $    1,275,552
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        7,000   Union City Community Redevelopment Agency, California,               10/09 at 101.00        AAA           7,566,580
                 Tax Allocation Revenue Bonds, Redevelopment Project,
                 Series 1999, 5.750%, 10/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       36,385   Total Tax Obligation/Limited                                                                             42,408,968
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 25.9% (17.1% OF TOTAL INVESTMENTS)

        4,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00       BBB-           3,499,640
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        8,500   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00         AA           9,187,650
                 5.750%, 5/15/14 (Alternative Minimum Tax)

        5,250   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00        AAA           5,613,248
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

        5,000   Sacramento County, California, Airport System Revenue Bonds,          7/06 at 102.00        AAA           5,138,700
                 Series 1996A, 5.900%, 7/01/24 - MBIA Insured (Alternative
                 Minimum Tax)

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2000, Issue
                25:
        2,515    5.500%, 5/01/24 - FSA Insured (Alternative Minimum Tax)              5/10 at 101.00        AAA           2,661,474
        3,100    5.750%, 5/01/30 -FSA Insured (Alternative Minimum Tax)               5/10 at 101.00        AAA           3,340,839

        1,250   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00        AAA           1,322,000
                 San Francisco International Airport, Second Series 2000,
                 Issue 26B, 5.000%, 5/01/21 - FGIC Insured

        2,465   San Francisco Airports Commission, California, Special Facilities     1/08 at 102.00        AAA           2,619,827
                 Lease Revenue Bonds, San Francisco International Airport,
                 SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 - FSA
                 Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       32,080   Total Transportation                                                                                     33,383,378
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 20.0% (13.2% OF TOTAL INVESTMENTS) (4)

        3,625   California County Tobacco Securitization Agency, Tobacco              6/10 at 100.00   Baa3 (4)           3,746,111
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20
                 (Pre-refunded 6/01/10)

        3,000   California Department of Water Resources, Power Supply                5/12 at 101.00     A2 (4)           3,282,540
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

          400   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     A3 (4)             441,904
                 Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30 (Pre-refunded 12/01/09)

        4,950   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00        AAA           5,445,644
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        5,000   Los Angeles Unified School District, California, General              7/10 at 100.00        AAA           5,413,100
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        4,000   Pomona, California, GNMA/FHLMC Collateralized Single                    No Opt. Call        AAA           5,341,080
                 Family Mortgage Revenue Refunding Bonds,
                 Series 1990B, 7.500%, 8/01/23 (ETM)

        1,975   Riverside Community College District, California, General             8/14 at 100.00        AAA           2,195,094
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24
                 (Pre-refunded 8/01/14) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,950   Total U.S. Guaranteed                                                                                    25,865,473
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.5% (3.0% OF TOTAL INVESTMENTS)

        1,500   California Pollution Control Financing Authority, Revenue             9/09 at 101.00        AAA           1,593,720
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999A, 5.450%, 9/01/29 - MBIA Insured

        3,155   California Statewide Community Development Authority,                 6/06 at 101.50        N/R           3,203,871
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          500   Los Angeles Department of Water and Power, California,                7/13 at 100.00        AAA             532,165
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          455   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00        AAA             480,585
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,610   Total Utilities                                                                                           5,810,341
------------------------------------------------------------------------------------------------------------------------------------


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 22.2% (14.7% OF TOTAL INVESTMENTS)

$       3,330   California Department of Water Resources, Water System               12/11 at 100.00         AA      $    3,646,949
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/15

        1,030   California Department of Water Resources, Water System                  No Opt. Call        AAA           1,181,760
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.500%, 12/01/17 - FGIC Insured

        1,390   California Department of Water Resources, Water System                6/15 at 100.00        AAA           1,492,693
                 Revenue Bonds, Central Valley Project, Series 2005AD,
                 5.000%, 12/01/22 - FSA Insured

        4,000   Los Angeles, California, Wastewater System Revenue Bonds,             5/06 at 100.00        AAA           4,002,120
                 Series 1993D, 4.700%, 11/01/19 - FGIC Insured

        5,000   Orange County Water District, California, Revenue Certificates        8/13 at 100.00        AAA           5,198,400
                 of Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured

        2,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00        AAA           2,178,080
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured

       10,000   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00        AAA          10,996,100
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured (6)
------------------------------------------------------------------------------------------------------------------------------------
       26,750   Total Water and Sewer                                                                                    28,696,102
------------------------------------------------------------------------------------------------------------------------------------
$     189,850   Total Long-Term Investments (cost $178,254,896) - 150.7%                                                194,556,975
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,000   Irvine Assessment District No. 97-17, California, Limited                                VMIG-1          1,000,000
                 Obligation Improvement Bonds, Variable Rate Demand
                 Obligations, Series 1998, 2.900%, 9/02/23 (5)
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $179,254,896) - 151.5%                                                          195,556,975
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      1,556,565
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                        (68,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 129,113,540
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    (6) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Investment is not rated.

                   (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.2% (2.8% OF TOTAL INVESTMENTS)

                California County Tobacco Securitization Agency, Tobacco
                Settlement Asset-Backed Bonds, Sonoma County Tobacco
                Securitization Corporation, Series 2005:
$         790    4.250%, 6/01/21                                                      6/15 at 100.00        BBB      $      767,051
        3,500    5.250%, 6/01/45                                                      6/15 at 100.00        BBB

        3,500   Tobacco Securitization Authority of Northern California, Tobacco      6/15 at 100.00        BBB           3,571,330
                 Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38

        1,000   Tobacco Securitization Authority of Southern California, Tobacco      6/12 at 100.00        BBB           1,022,460
                 Settlement Asset-Backed Bonds, San Diego County Tobacco
                 Asset Securitization Corporation, Senior Series 2001A, 5.500%,
                 6/01/36

------------------------------------------------------------------------------------------------------------------------------------
        8,790   Total Consumer Staples                                                                                    8,861,821
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.0% (9.9% OF TOTAL INVESTMENTS)

        2,250   California Educational Facilities Authority, Revenue Bonds,          10/06 at 102.00        AAA           2,312,415
                 Chapman University, Series 1996, 5.125%, 10/01/26 -
                 CONNIE LEE/AMBA Insured

        3,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00        Aaa           3,270,360
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

        6,000   California State Public Works Board, Lease Revenue Bonds,            10/07 at 102.00         A2           6,237,900
                 California State University Projects, Series 1997C,
                 5.400%, 10/01/22

        2,500   Long Beach Bond Financing Authority, California, Lease Revenue       11/11 at 101.00        AAA           2,651,575
                 Refunding Bonds, Long Beach Aquarium of the South Pacific,
                 Series 2001, 5.250%, 11/01/30 - AMBAC Insured

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2003A:
        9,270    5.125%, 5/15/16 - AMBAC Insured                                      5/13 at 100.00        AAA          10,043,025
        3,000    5.125%, 5/15/17 - AMBAC Insured                                      5/13 at 100.00        AAA           3,243,660
        1,060    5.000%, 5/15/24 - AMBAC Insured                                      5/13 at 100.00        AAA           1,125,317

        2,540   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00        AAA           2,679,471
                 Series 2001E, 5.000%, 9/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,620   Total Education and Civic Organizations                                                                  31,563,723
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 8.0% (5.3% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Revenue Bonds,      7/14 at 100.00         A-           3,181,620
                 Catholic Healthcare West, Series 2004G, 5.250%, 7/01/23

        1,190   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00         A3           1,217,037
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
          320    5.250%, 7/01/24                                                      7/15 at 100.00       BBB+             336,250
          660    5.250%, 7/01/35                                                      7/15 at 100.00       BBB+             685,377

        2,145   California Statewide Community Development Authority,                11/36 at 100.00         A+           2,199,354
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        1,430    5.250%, 2/01/13                                                      8/06 at 100.00       Baa2           1,430,930
        6,820    5.500%, 2/01/15                                                      8/06 at 100.00       Baa2           6,825,797

        1,000   Stockton, California, Health Facility Revenue Bonds, Dameron         12/07 at 102.00       BBB+           1,042,800
                 Hospital Association, Series 1997A, 5.700%, 12/01/14

------------------------------------------------------------------------------------------------------------------------------------
       16,565   Total Health Care                                                                                        16,919,165
------------------------------------------------------------------------------------------------------------------------------------


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.5% (1.6% OF TOTAL INVESTMENTS)

$       3,000   California Statewide Community Development Authority,                 7/08 at 101.00        BBB      $    3,048,390
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00         A-           2,215,900
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Housing/Multifamily                                                                                 5,264,290
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.3% (1.0% OF TOTAL INVESTMENTS)

        2,780   California Statewide Community Development Authority,                 4/09 at 101.00        BBB           2,848,749
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 18.0% (11.9% OF TOTAL INVESTMENTS)

          240   California, General Obligation Bonds, Series 2000, 5.250%, 9/01/20    9/10 at 100.00          A             253,682

        2,400   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20    8/13 at 100.00          A           2,596,608

                California, General Obligation Bonds, Series 2004:
        1,000    5.000%, 2/01/21                                                      2/14 at 100.00          A           1,056,530
        3,150    5.250%, 4/01/34                                                      4/14 at 100.00          A           3,371,445

        2,395   Fontana Unified School District, San Bernardino County,               5/09 at 102.00        AAA           2,607,173
                 California, General Obligation Refunding Bonds, Series 1997D,
                 5.800%, 5/01/17 - FGIC Insured

        3,000   Fresno Unified School District, Fresno County, California,              No Opt. Call        AAA           3,737,850
                 General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
                 MBIA Insured

        1,385   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00        AAA           1,476,576
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00         AA          10,676,980
                 Series 2001A, 5.000%, 9/01/21

        2,285   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00        AAA           2,509,273
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 - FSA Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          460    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00        AAA             489,307
          480    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00        AAA             510,197

        3,250   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call        AAA           3,783,748
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

           20   Riverside Community College District, California, General             8/14 at 100.00        AAA              21,993
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/21 - MBIA Insured

        3,500   San Diego Unified School District, San Diego County, California,      7/13 at 101.00        AAA           3,857,140
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/24 -
                 FSA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          360    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00        AAA             384,275
          525    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00        AAA             558,705

------------------------------------------------------------------------------------------------------------------------------------
       34,510   Total Tax Obligation/General                                                                             37,891,482
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 35.9% (23.7% OF TOTAL INVESTMENTS)

        3,135   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00        AAA           3,410,723
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/15 - AMBAC Insured

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00         A-           3,337,050
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        3,000   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00        AAA           3,191,010
                 Department of Mental Health, Hospital Addition, Series 2001A,
                 5.000%, 12/01/21 - AMBAC Insured

        4,460   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00        AA-           4,840,973
                 5.000%, 7/01/15

        1,595   Fontana Public Financing Authority, California, Tax Allocation        9/11 at 101.00        AAA           1,725,726
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2003A, 5.375%, 9/01/25 - AMBAC Insured


                                       35

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Hesperia Community Redevelopment Agency, California, Tax
                Allocation Bonds, Series 2005A:
$         325    5.000%, 9/01/20 - XLCA Insured                                       9/15 at 100.00        AAA      $      347,178
        3,840    5.000%, 9/01/35 - XLCA Insured                                       9/15 at 100.00        AAA           3,997,747

                Los Angeles County Metropolitan Transportation Authority,
                California, Proposition C Second Senior Lien Sales Tax Revenue
                Bonds, Series 2000A:
        8,005    5.250%, 7/01/25 - FGIC Insured                                       7/10 at 101.00        AAA           8,551,341
        6,500    5.250%, 7/01/30 - FGIC Insured                                       7/10 at 101.00        AAA           6,938,230

        1,250   Los Angeles County Public Works Financing Authority,                 12/15 at 100.00        AAA           1,326,738
                 California, Lease Revenue Bonds, Master Refunding Project,
                 Series 2005A, 5.000%, 12/01/25 - MBIA Insured

        4,130   Manteca Unified School District, San Joaquin County,                  9/11 at 101.00        AAA           4,392,957
                 California, Special Tax Bonds, Community Facilities
                 District 89-2, Series 2001C, 5.000%, 9/01/23 - MBIA Insured

        3,890   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00        AAA           4,140,827
                 Revenue Bonds, Capital Projects, Series 2001, 5.000%, 8/01/21 -
                 AMBAC Insured

        3,600   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call        AAA           4,952,808
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,685   Ontario, California, Special Tax Bonds, Community Facilities          9/06 at 102.00        N/R           1,730,495
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

        1,500   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00        N/R           1,549,755
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

        1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00        AAA           1,054,130
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

          370   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00        AAA             385,200
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          770   Riverside County Public Financing Authority, California, Tax         10/15 at 100.00        AAA             801,824
                 Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        4,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call        AAA           4,571,280
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        2,000   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00        AAA           2,166,420
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.250%, 6/01/19 - AMBAC Insured

        3,535   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00        AAA           3,757,564
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        2,840   Santa Clara Redevelopment Agency, California, Tax Allocation          6/13 at 100.00        AAA           2,990,690
                 Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/23 -
                 MBIA Insured

        5,250   Santa Cruz County Redevelopment Agency, California,                   9/10 at 102.00        AAA           5,638,815
                 Subordinate Lien Tax Allocation Bonds, Live Oak and Soquel
                 Community Improvement Projects, Series 2000, 5.250%, 9/01/25 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       69,680   Total Tax Obligation/Limited                                                                             75,799,481
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 29.5% (19.5% OF TOTAL INVESTMENTS)

       13,000   Alameda Corridor Transportation Authority, California, Senior        10/09 at 101.00        AAA          13,404,430
                 Lien Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 MBIA Insured

                Bay Area Toll Authority, California, Revenue Bonds, San Francisco
                Bay Area Toll Bridge, Series 2001D:
        3,875    5.000%, 4/01/12                                                      4/11 at 100.00         AA           4,135,439
        2,605    5.000%, 4/01/16                                                      4/11 at 100.00         AA           2,773,570

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00       BBB-           5,686,915
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        9,980   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00         AA          10,541,575
                 5.500%, 5/15/25 (Alternative Minimum Tax)

        9,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00        AAA           9,622,710
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       15,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00        AAA          16,165,348
                 San Francisco International Airport, Second Series 2000,
                 Issue 24A, 5.750%, 5/01/30 - FSA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       59,960   Total Transportation                                                                                     62,329,987
------------------------------------------------------------------------------------------------------------------------------------


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 23.8% (15.7% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
$       3,600    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00        AAA      $    3,988,548
        6,000    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00     A2 (4)           6,565,080

          670   California Department of Water Resources, Water System               12/11 at 100.00     AA (4)             739,224
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/16 (Pre-refunded 12/01/11)

        3,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     A3 (4)           3,314,280
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        2,110   California Health Facilities Financing Authority, Revenue Bonds,     10/08 at 101.00        AAA           2,223,982
                 Kaiser Permanente System, Series 1998B, 5.250%, 10/01/12 (ETM)

                California, General Obligation Bonds, Series 2000:
        3,355    5.250%, 9/01/20 (Pre-refunded 9/01/10)                               9/10 at 100.00      A (4)           3,604,411
          480    5.250%, 9/01/20 (Pre-refunded 9/01/10)                               9/10 at 100.00      A (4)             515,683

       13,300   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00        AAA          14,631,729
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        2,250   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00        Aaa           2,513,947
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)

        2,500   Los Angeles Community Redevelopment Agency, California,               7/06 at 100.00    BBB (4)           2,611,700
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)

        1,100   Newhall School District, Los Angeles County, California,              8/12 at 101.00        AAA           1,223,299
                 General Obligation Bonds, Series 2002B, 5.375%, 8/01/22
                 (Pre-refunded 8/01/12) - FSA Insured

        2,745   Northridge Water District, California, Revenue Certificates           2/11 at 101.00        AAA           2,987,823
                 of Participation, Series 2001, 5.250%, 2/01/21 (Pre-refunded
                 2/01/11) - AMBAC Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00        AAA           4,388,480
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36 (Pre-refunded
                 7/01/12)

          815   Riverside Community College District, California, General             8/14 at 100.00        AAA             905,824
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/21 (Pre-refunded
                 8/01/14) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       45,925   Total U.S. Guaranteed                                                                                    50,214,010
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.9% (3.2% OF TOTAL INVESTMENTS)

        5,000   Los Angeles Department of Water and Power, California, Power          7/11 at 100.00        AAA           5,368,500
                 System Revenue Bonds, Series 2001A-1, 5.250%, 7/01/20 -
                 FSA Insured

          700   Los Angeles Department of Water and Power, California,                7/13 at 100.00        AAA             745,031
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          740   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00        AAA             781,610
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,210   Turlock Irrigation District, California, Electric Revenue Bonds,      1/13 at 100.00        AAA           3,442,982
                 Series 2003A, 5.000%, 1/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,650   Total Utilities                                                                                          10,338,123
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 8.2% (5.4% OF TOTAL INVESTMENTS)

        3,330   California Department of Water Resources, Water System               12/11 at 100.00         AA           3,659,670
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/16

        1,500   Los Angeles Department of Water and Power, California,                7/14 at 100.00        AAA           1,651,920
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/19 -
                 MBIA Insured

        3,015   Oxnard Financing Authority, California, Wastewater Revenue            6/13 at 100.00        AAA           3,233,557
                 Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured

                San Elijo Joint Powers Authority, San Diego County, California,
                Revenue Refunding Bonds, San Elijo Wastewater Facilities, Series
                2003:
        1,245    5.000%, 3/01/16 - FSA Insured                                        3/12 at 101.00        AAA           1,344,264
        1,310    5.000%, 3/01/17 - FSA Insured                                        3/12 at 101.00        AAA           1,401,923

        3,430   Westlands Water District, California, Revenue Certificates of         9/12 at 101.00        AAA           3,705,978
                 Participation, Series 2002, 5.250%, 9/01/22 - MBIA Insured


                                       37

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,155   Westlands Water District, California, Revenue Certificates            3/15 at 100.00        AAA      $    2,279,042
                 of Participation, Series 2005A, 5.000%, 9/01/25 - MBIA Insured

       15,985   Total Water and Sewer                                                                                    17,276,354
------------------------------------------------------------------------------------------------------------------------------------
$     298,465   Total Investments (cost $299,057,033) - 151.3%                                                          319,307,185
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      3,764,927
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.1)%                                                       (112,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 211,072,112
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                            Nuveen California Select Quality Municipal Fund, Inc. (NVC)
                            Portfolio of
                                  INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.2% (3.4% OF TOTAL INVESTMENTS)

$       1,355   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00        BBB      $    1,315,637
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00       Baa3           4,741,319
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        9,150   California Pollution Control Financing Authority, Sewerage           12/06 at 101.00         A+           9,370,058
                 and Solid Waste Disposal Facilities Revenue Bonds,
                 Anheuser-Busch Companies Inc., Series 1996, 5.750%, 12/01/30
                 (Alternative Minimum Tax)

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00        BBB           3,383,100
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
       18,130   Total Consumer Staples                                                                                   18,810,114
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 3.9% (2.6% OF TOTAL INVESTMENTS)

        5,000   California Educational Facilities Authority, Revenue Bonds,          12/15 at 100.00        Aaa           5,278,250
                 Pepperdine University, Series 2005A, 5.000%, 12/01/35 -
                 AMBAC Insured

        1,595   California Infrastructure Economic Development Bank, Revenue         10/12 at 100.00        Aa3           1,676,776
                 Bonds, Claremont University Consortium, Series 2003,
                 5.125%, 10/01/24

        1,740   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00        Aa3           1,834,847
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

        5,125   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00        AAA           5,406,414
                 Series 2001E, 5.000%, 9/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,460   Total Education and Civic Organizations                                                                  14,196,287
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        9,500   California Pollution Control Financing Authority, Exempt             12/06 at 102.00        AAA           9,819,295
                 Facilities Revenue Bonds, Mobil Oil Corporation, Series 1996,
                 5.500%, 12/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 6.2% (4.1% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00          A           1,873,515
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

          545   California Health Facilities Financing Authority, Insured Health      7/06 at 100.00        AAA             546,112
                 Facility Revenue Refunding Bonds, Catholic Healthcare West,
                 Series 1994A, 4.750%, 7/01/19 - MBIA Insured

        2,040   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00         A3           2,086,349
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        5,000   California Statewide Community Development Authority,                 7/07 at 102.00        AA-           5,163,650
                 Certificates of Participation Refunding, St. Joseph Health
                 System, Series 1997, 5.125%, 7/01/17

        1,845   California Statewide Community Development Authority,                 7/10 at 101.00         A-           2,042,194
                 Certificates of Participation, Catholic Healthcare West,
                 Series 1999, 6.500%, 7/01/20

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
          545    5.250%, 7/01/24                                                      7/15 at 100.00       BBB+             572,675
          690    5.250%, 7/01/35                                                      7/15 at 100.00       BBB+             716,531

        2,000   California Statewide Community Development Authority,                   No Opt. Call        AAA           2,164,620
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        6,000   Madera County, California, Certificates of Participation, Valley      3/06 at 101.00        AAA           6,127,020
                 Children's Hospital Project, Series 1995, 5.750%, 3/15/28 -
                 MBIA Insured

        1,050   Stockton, California, Health Facility Revenue Bonds, Dameron         12/07 at 102.00       BBB+           1,095,801
                 Hospital Association, Series 1997A, 5.450%, 12/01/10

------------------------------------------------------------------------------------------------------------------------------------
       21,465   Total Health Care                                                                                        22,388,467
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8% (1.2% OF TOTAL INVESTMENTS)

$       1,000   Independent Cities Lease Finance Authority, California, Revenue      11/14 at 100.00        N/R      $    1,064,390
                 Bonds, Morgan Hill, Hacienda Valley Mobile Home Park,
                 Series 2004A, 5.950%, 11/15/39

        4,750   Montclair Redevelopment Agency, California, Revenue Bonds,           12/10 at 102.00        N/R           5,267,370
                 Monterey Manor Mobile Home Estates Project, Series 2000,
                 6.400%, 12/15/30

------------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Housing/Multifamily                                                                                 6,331,760
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.3% (0.9% OF TOTAL INVESTMENTS)

          120   California Housing Finance Agency, Single Family Mortgage             4/06 at 102.00        AAA             121,111
                 Bonds, Mezzanine Series 1995B-2, 6.250%, 8/01/14 -
                 AMBAC Insured (Alternative Minimum Tax)

          160   California Housing Finance Agency, Single Family Mortgage             5/06 at 101.00        AAA             161,533
                 Bonds, Senior Series 1995A-2, 6.350%, 8/01/15 (Alternative
                 Minimum Tax)

          755   California Housing Finance Agency, Single Family Mortgage             4/06 at 102.00        AAA             761,991
                 Bonds, Senior Series 1995B-2, 6.250%, 2/01/18 (Alternative
                 Minimum Tax)

        3,560   Puerto Rico Housing Bank and Finance Agency, Affordable               4/06 at 101.00        AAA           3,606,066
                 Housing Mortgage Subsidy Program Single Family Mortgage
                 Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
                Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,595   Total Housing/Single Family                                                                               4,650,701
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        5,000   California Pollution Control Financing Authority, Solid Waste         6/23 at 100.00       BBB+           5,318,000
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.3% (15.4% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00         AA           4,091,362
        3,700    5.250%, 2/01/21                                                      8/13 at 100.00          A           4,003,104
        5,000    5.250%, 2/01/22                                                      8/13 at 100.00          A           5,399,600
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00        AAA           1,081,390

                California, General Obligation Bonds, Series 2004:
        3,800    5.000%, 2/01/21                                                      2/14 at 100.00          A           4,014,814
        3,700    5.125%, 4/01/25                                                      4/14 at 100.00          A           3,923,480
        1,850    5.200%, 4/01/26                                                      4/14 at 100.00          A           1,985,309

        4,700   California, Various Purpose General Obligation Bonds,                 5/10 at 101.00        AAA           5,102,320
                 Series 2000, 5.625%, 5/01/22 - FGIC Insured

        1,880   Compton Community College District, Los Angeles County,               7/14 at 100.00        AAA           2,068,996
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 7/01/20 - MBIA Insured

                Fontana Unified School District, San Bernardino County,
                California, General Obligation Bonds, Series 2004:
        1,470    5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00        AAA           1,617,088
        1,040    5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00        AAA           1,143,293

        1,520   Jurupa Unified School District, Riverside County, California,         8/13 at 100.00        AAA           1,616,870
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/23 -
                 FGIC Insured

        4,000   Long Beach Community College District, California, General            5/15 at 100.00        AAA           4,221,080
                 Obligation Bonds, Series 2005B, 5.000%, 5/01/30 -
                 FGIC Insured

        2,425   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00        AAA           2,585,341
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00         AA          10,714,001
                 Series 2001A, 5.000%, 9/01/20

        6,000   North Orange County Community College District, California,             No Opt. Call        AAA           2,295,120
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured

        2,200   Oakland Unified School District, Alameda County, California,          8/08 at 101.00        AAA           2,302,058
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          785    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00        AAA             835,012
          825    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00        AAA             876,901


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       5,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call        AAA      $    5,821,150
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        7,375   Rancho Santiago Community College District, Orange County,            9/15 at 100.00        AAA           7,830,628
                 California, General Obligation Bonds, Series 2005B,
                 5.000%, 9/01/27 - FSA Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          615    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00        AAA             656,469
          895    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00        AAA             952,459

        1,500   Southwestern Community College District, San Diego County,            8/15 at 102.00        AAA           1,619,550
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/25 - MBIA Insured

        1,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00        AAA           1,063,590
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured

        3,760   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00        AAA           4,000,715
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/22 - FSA Insured

        2,000   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00        AAA           2,128,040
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       81,850   Total Tax Obligation/General                                                                             83,949,740
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 33.4% (22.0% OF TOTAL INVESTMENTS)

        2,870   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00         AA           3,085,164
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.500%, 10/01/23 - RAAI Insured

        3,765   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00        AAA           4,112,547
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

                California State Public Works Board, Lease Revenue Bonds,
                Department of Mental Health, Coalinga State Hospital, Series
                2004A:
        4,000    5.500%, 6/01/21                                                      6/14 at 100.00         A-           4,446,400
        2,000    5.500%, 6/01/23                                                      6/14 at 100.00         A-           2,211,320

        6,890   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00        AA-           7,478,544
                 5.000%, 7/01/15

        3,000   Coronado Community Development Agency, California, Tax                9/15 at 100.00        AAA           3,149,340
                 Allocation Bonds, Community Development Project,
                 Series 2005, 5.000%, 9/01/30 - AMBAC Insured

        1,030   Folsom Cordova Unified School District, Sacramento County,           10/14 at 100.00        AAA           1,093,077
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2004B, 5.000%, 10/01/25 -
                 FSA Insured

          555   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00        AAA             592,873
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

        1,405   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00        AAA           1,490,199
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

        3,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00        AAA           3,177,930
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.000%, 9/01/21 - AMBAC Insured

        3,510   Long Beach Bond Financing Authority, California, Lease               10/07 at 102.00        AAA           3,633,271
                 Revenue and Refunding Bonds, Civic Center Project,
                 Series 1997A, 5.000%, 10/01/27 - MBIA Insured

        3,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00        AAA           3,204,750
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Bonds, Series 2000A, 5.250%, 7/01/25 - FGIC Insured

       16,500   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00        AAA          17,176,665
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        2,105   Los Angeles County Public Works Financing Authority,                 12/15 at 100.00        AAA           2,234,226
                 California, Lease Revenue Bonds, Master Refunding Project,
                 Series 2005A, 5.000%, 12/01/25 - MBIA Insured

                Monterey County, California, Certificates of Participation,
                Master Plan Financing, Series 2001:
        2,075    5.000%, 8/01/19 - MBIA Insured                                       8/11 at 100.00        Aaa           2,173,687
        3,000    5.000%, 8/01/26 - MBIA Insured                                       8/11 at 100.00        Aaa           3,110,100

        2,580   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00        AAA           2,853,480
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

        3,605   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00        AAA           3,741,377
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured


                                       41

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,280   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00        AAA      $    2,471,474
                 Revenue Bonds, Capital Projects, Series 2001,
                 5.250%, 8/01/18 - AMBAC Insured

        1,000   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00        N/R           1,039,330
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.500%, 8/15/24

        8,750   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call        AAA           4,015,725
                 Bonds, Los Medanos Community Development Project,
                 Series 1999, 0.000%, 8/01/23 - AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        Aa1           2,498,240
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 -
                 AGC Insured

          635   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00        AAA             661,086
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        4,315   Riverside County Public Financing Authority, California, Tax         10/15 at 100.00        AAA           4,493,339
                 Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

          120   Riverside Public Financing Authority, California, Revenue Bonds,      8/06 at 100.00        N/R             121,679
                 Multiple Project Loans, Series 1991A, 8.000%, 2/01/18

        1,680   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00        AAA           1,814,266
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/23 - MBIA Insured

        2,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00        AAA           2,338,512
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

       10,000   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00          A          10,321,800
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29

        4,625   Santa Clara Redevelopment Agency, California, Tax Allocation          6/17 at 100.00        AAA           4,933,118
                 Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/17 -
                 MBIA Insured

                Solano County, California, Certificates of Participation,
                Series 2002:
        2,415    5.250%, 11/01/22 - MBIA Insured                                     11/12 at 100.00        AAA           2,608,224
        1,625    5.250%, 11/01/23 - MBIA Insured                                     11/12 at 100.00        AAA           1,755,016

        6,870   Vernon Redevelopment Agency, California, Tax Allocation               9/15 at 100.00        AAA           7,201,065
                 Bonds, Industrial Redevelopment Project, Series 2005,
                 5.000%, 9/01/35 - MBIA Insured

        5,000   West Hollywood, California, Refunding Certificates of                 2/08 at 102.00        AAA           5,230,900
                 Participation, Series 1998, 5.000%, 2/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      118,405   Total Tax Obligation/Limited                                                                            120,468,724
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.6% (12.2% OF TOTAL INVESTMENTS)

        8,300   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        AAA           8,634,407
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

       10,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00       BBB-           9,186,555
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        7,500   Los Angeles Harbors Department, California, Revenue Bonds,            8/06 at 101.00        AAA           7,660,575
                 Series 1996, 6.200%, 8/01/25 - MBIA Insured (Alternative
                 Minimum Tax)

        2,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00        AAA           2,144,060
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/20 - AMBAC Insured

        8,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00        AAA           8,553,520
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       20,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00        AAA          21,553,797
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax)

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00        AAA           5,343,500
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.250%, 5/01/18 -
                 FGIC Insured

        3,665   San Francisco Airports Commission, California, Revenue                5/12 at 100.00        AAA           3,877,277
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2002, Issue 28A, 5.250%, 5/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       64,965   Total Transportation                                                                                     66,953,691
------------------------------------------------------------------------------------------------------------------------------------


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 29.0% (19.1% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
$       2,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00        AAA      $    2,769,825
        9,750    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00     A2 (4)          10,668,255

       13,500   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     A3 (4)          14,914,260
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        3,000   California Pollution Control Financing Authority, Solid Waste         7/06 at 100.00        Aaa           3,442,170
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17 (ETM)

        4,495   California Statewide Community Development Authority,                 7/10 at 101.00     A- (4)           5,082,856
                 Certificates of Participation, Catholic Healthcare West,
                 Series 1999, 6.500%, 7/01/20 (Pre-refunded 7/01/10)

       10,000   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00        AAA          11,001,300
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        1,755   Contra Costa County, California, GNMA Mortgage-Backed                11/09 at 100.00        AAA           1,894,523
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)

        5,515   Fresno Unified School District, Fresno County, California,            8/09 at 102.00        AAA           5,881,141
                 General Obligation Bonds, Series 2001E, 5.000%, 8/01/25 -
                 FGIC Insured (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        2,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00        Aaa           2,234,620
        2,500    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00        Aaa           2,793,275

        4,220   Los Angeles Unified School District, California, General              7/08 at 101.00        AAA           4,417,834
                 Obligation Bonds, Series 1998B, 5.000%, 7/01/23
                 (Pre-refunded 7/01/08) - FGIC Insured

        6,030   Los Angeles Unified School District, California, General              7/10 at 100.00        AAA           6,528,199
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        2,270   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00        AAA           2,473,074
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/20 (Pre-refunded 8/01/13) - FSA Insured

       10,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00   BBB+ (4)          11,039,700
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/31
                 (Pre-refunded 7/01/10)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00        AAA           4,339,560
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32 (ETM)

                Sweetwater Authority, California, Water Revenue Bonds,
                Series 2002:
        2,800    5.500%, 4/01/19 (Pre-refunded 4/01/10) - FSA Insured                 4/10 at 101.00        AAA           3,057,796
        9,055    5.000%, 4/01/22 (Pre-refunded 4/01/10) - FSA Insured                 4/10 at 101.00        AAA           9,716,830

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00    N/R (4)           2,169,200
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded 3/15/24)

------------------------------------------------------------------------------------------------------------------------------------
       95,390   Total U.S. Guaranteed                                                                                   104,424,418
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.9% (8.5% OF TOTAL INVESTMENTS)

        2,000   Anaheim Public Finance Authority, California, Revenue                10/12 at 100.00        AAA           2,174,300
                 Refunding Bonds, Electric Generating System, Series 2002B,
                 5.250%, 10/01/18 - FSA Insured

        1,810   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00        AAA           1,972,375
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

       10,350   California Pollution Control Financing Authority, Revenue Bonds,        No Opt. Call         A+          12,218,796
                 San Diego Gas and Electric Company, Series 1991A,
                 6.800%, 6/01/15 (Alternative Minimum Tax)

        4,000   Imperial Irrigation District, California, Certificates of            11/13 at 100.00        AAA           4,315,080
                 Participation, Electric System Revenue Bonds, Series 2003,
                 5.250%, 11/01/23 - FSA Insured

        5,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00        AAA           5,408,600
                 Power System Revenue Bonds, Series 2001A-2,
                 5.375%, 7/01/20 - MBIA Insured

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00        AAA           1,277,196
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        5,225   Los Angeles, California, Sanitation Equipment Charge Revenue          2/11 at 100.00        AAA           5,592,527
                 Bonds, Series 2001A, 5.250%,2/01/18 - FSA Insured


                                       43

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,025   Los Angeles, California, Sanitation Equipment Charge Revenue          2/14 at 100.00        AAA      $    1,091,492
                 Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC Insured

        1,260   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00        AAA           1,330,850
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        2,630   Pasadena, California, Electric Works Revenue Bonds,                   6/12 at 100.00        AAA           2,839,269
                 Series 2002, 5.250%, 6/01/21 - MBIA Insured

        4,360   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00        AAA           4,738,797
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/19 -
                 FSA Insured

        3,460   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00        AAA           3,674,658
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       42,320   Total Utilities                                                                                          46,633,940
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.9% (7.8% OF TOTAL INVESTMENTS)

        1,185   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00        AAA           1,252,616
                 Series 2004A, 5.000%, 6/01/24 - AMBAC Insured

        2,750   Los Angeles Department of Water and Power, California,                7/14 at 100.00        AAA           3,026,458
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 -
                 MBIA Insured

        5,000   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00        AAA           5,167,700
                 Series 1998A, 5.000%, 6/01/28 - FGIC Insured

        3,750   Metropolitan Water District of Southern California, Water            10/14 at 100.00        AAA           3,957,450
                 Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 -
                 MBIA Insured

        2,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00        N/R           2,143,780
                 Series 2001A, 6.250%, 12/01/32

        2,525   Sacramento County Sanitation District Financing Authority,              No Opt. Call        AAA           2,933,192
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        2,120    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00        AAA           2,308,765
        2,960    5.250%, 10/01/20 - MBIA Insured                                      4/13 at 100.00        AAA           3,223,558

       17,670   San Francisco City and County Public Utilities Commission,           11/11 at 100.00        AAA          18,772,078
                 California, Water Revenue Bonds, Series 2001A,
                 5.000%, 11/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       39,960   Total Water and Sewer                                                                                    42,785,597
------------------------------------------------------------------------------------------------------------------------------------
$     520,790   Total Investments (cost $511,073,684) - 151.7%                                                          546,730,734
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      5,588,927
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.3)%                                                       (192,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 360,319,661
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC)
                        Portfolio of
                            INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.9% (3.9% OF TOTAL INVESTMENTS)

$       5,000   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00       Baa3      $    5,192,150
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

        1,300   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00        BBB           1,262,235
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,620   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00       Baa3           4,736,193
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        8,880   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00       Baa3           9,159,187
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29

------------------------------------------------------------------------------------------------------------------------------------
       19,800   Total Consumer Staples                                                                                   20,349,765
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 16.1% (10.6% OF TOTAL INVESTMENTS)

        8,975   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00        Aaa           9,783,827
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

        4,000   California State Public Works Board, Lease Revenue Refunding          3/06 at 102.00        AAA           4,087,920
                 Bonds, Community CollegesProjects, Series 1996B,
                 5.625%, 3/01/19 - AMBAC Insured

        6,400   California State University, Systemwide Revenue Bonds,               11/12 at 100.00        AAA           6,864,320
                 Series 2002A, 5.000%, 11/01/20 - AMBAC Insured

        1,000   California Statewide Community Development Authority,                 4/06 at 101.00        AAA           1,012,190
                 Auxiliary Organization Revenue Certificates of Participation,
                 University Corporation - California State University -
                 Northridge, Series 1996, 6.000%, 4/01/26 - AMBAC Insured

        1,615   University of California, Certificates of Participation, San Diego    1/10 at 101.00        Aa2           1,695,588
                 and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/21

        7,500   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00         AA           7,749,525
                 Projects, Series 2000K, 5.300%, 9/01/30

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2002O:
        5,265    5.000%, 9/01/18 - FGIC Insured                                       9/10 at 101.00        AAA           5,612,227
       10,255    5.000%, 9/01/19 - FGIC Insured                                       9/10 at 101.00        AAA          10,931,317

                University of California, Revenue Bonds, Research Facilities,
                Series 2001E:
        2,305    5.000%, 9/01/23 - AMBAC Insured                                      9/09 at 101.00        AAA           2,431,568
        5,150    5.000%, 9/01/24 - AMBAC Insured                                      9/09 at 101.00        AAA           5,432,787

------------------------------------------------------------------------------------------------------------------------------------
       52,465   Total Education and Civic Organizations                                                                  55,601,269
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 5.1% (3.2% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00          A           1,873,515
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

        3,790   California Health Facilities Financing Authority, Insured Health      5/06 at 100.00          A           3,797,012
                 Facility Revenue Refunding Bonds, Valley Memorial Hospital,
                 Series 1993A, 6.000%, 5/01/17

        1,935   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00         A3           1,978,963
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        1,225   California State Public Works Board, Revenue Bonds, University       11/14 at 100.00        AAA           1,294,200
                 of California - Davis Medical Center, Series 2004II-A,
                 5.000%, 11/01/23 - MBIA Insured

        1,060   California Statewide Community Development Authority,                   No Opt. Call         A3           1,146,348
                 Certificates of Participation, Cedars-Sinai Medical Center,
                 Series 1992, 6.500%, 8/01/12

                California Statewide Community Development Authority,
                Revenue Bonds, Daughters of Charity Health System,
                Series 2005A:
          520    5.250%, 7/01/24                                                      7/15 at 100.00       BBB+             546,406
        1,090    5.250%, 7/01/35                                                      7/15 at 100.00       BBB+           1,131,911


                                       45

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       5,355   California Statewide Community Development Authority,                11/36 at 100.00         A+      $    5,490,696
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       16,725   Total Health Care                                                                                        17,259,051
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.4% (3.6% OF TOTAL INVESTMENTS)

        1,916   California Housing Finance Agency, Multi-Unit Rental Housing          8/06 at 100.00        Aa3           1,935,658
                 Revenue Bonds, Series 1992B-II, 6.700%, 8/01/15

        1,000   California Statewide Community Development Authority,                 7/08 at 101.00        BBB           1,032,870
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.100%, 5/15/25 (Mandatory
                 put 5/17/10)

        3,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00         A-           3,323,850
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

        1,000   Independent Cities Lease Finance Authority, California, Revenue      11/14 at 100.00        N/R           1,064,390
                 Bonds, Morgan Hill, Hacienda Valley Mobile Home Park,
                 Series 2004A, 5.950%, 11/15/39

        2,285   Irvine, California, Mobile Home Park Revenue Bonds, Meadows           3/08 at 102.00        N/R           2,376,400
                 Mobile Home Park, Series 1998A, 5.700%, 3/01/18

        2,365   Oceanside, California, Mobile Home Park Revenue Bonds,                3/08 at 102.00        N/R           2,459,009
                 Laguna Vista Mobile Estates Acquisition Project, Series 1998,
                 5.800%, 3/01/28

        3,040   Riverside County, California, Mobile Home Park Revenue Bonds,         3/09 at 102.00        N/R           3,171,237
                 Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29

        1,715   Stanton, California, Multifamily Housing Revenue Bonds,               8/07 at 102.00        AAA           1,781,285
                 Continental Gardens Apartments, Series 1997, 5.625%, 8/01/29
                 (Mandatory put 8/01/09) (Alternative Minimum Tax)

                Yolo County Housing Authority, California, Revenue Refunding
                Bonds, Russell Park Apartments, Series 1992A:
          560    6.900%, 11/01/08                                                     5/06 at 100.00        Aa2             561,159
        1,030    7.000%, 11/01/14                                                     5/06 at 100.00        Aa2           1,031,895

------------------------------------------------------------------------------------------------------------------------------------
       17,911   Total Housing/Multifamily                                                                                18,737,753
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.0% (0.0% OF TOTAL INVESTMENTS)

           60   Riverside County, California, GNMA Mortgage-Backed Securities           No Opt. Call        AAA              60,483
                 Program Single Family Mortgage Revenue Bonds, Series 1989B,
                 7.600%, 11/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 24.6% (16.2% OF TOTAL INVESTMENTS)

        1,900   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00        AAA           2,075,522
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/20 -
                 FSA Insured

           80   California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25    6/10 at 100.00          A              85,312

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00         AA           4,091,362
          500    5.250%, 2/01/33                                                      2/13 at 100.00          A             530,785

        6,300   California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26    4/14 at 100.00          A           6,760,782

        2,000   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00          A           2,111,760
                 5.250%, 4/01/32

        6,865   California, General Obligation Veterans Welfare Bonds,                6/06 at 100.00        AA-           6,903,101
                 Series 1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)

        6,085   California, General Obligation Veterans Welfare Bonds,               12/06 at 102.00        AA-           6,259,092
                 Series 1997BJ, 5.700%, 12/01/32 (Alternative Minimum Tax)

        7,500   California, Various Purpose General Obligation Bonds,                 6/11 at 100.00          A           7,847,175
                 Series 2001, 5.125%, 6/01/22

        1,615   Compton Unified School District, Los Angeles County, California,      9/13 at 100.00        AAA           1,779,246
                 General Obligation Bonds, Series 2003A, 5.375%, 9/01/19 -
                 MBIA Insured

        1,370   Fremont-Newark Community College District, Alameda County,            8/11 at 101.00        AAA           1,494,807
                 California, General Obligation Bonds, Series 2002A,
                 5.375%, 8/01/20 - MBIA Insured

        5,255   Livermore Valley Joint Unified School District, Alameda County,       8/11 at 100.00        AAA           5,502,721
                 California, General Obligation Bonds, Election of 1999,
                 Series 2001, 5.125%, 8/01/26 - FSA Insured

        2,645   Long Beach Community College District, California, General            5/15 at 100.00        AAA           2,791,189
                 Obligation Bonds, Series 2005B, 5.000%, 5/01/30 - FGIC Insured


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,265   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00        AAA      $    2,414,762
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

        1,170   Los Angeles Unified School District, California, General              7/13 at 100.00        AAA           1,255,667
                 Obligation Bonds, Series 2003F, 5.000%, 7/01/17 - FSA Insured

        2,375   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00        AAA           2,608,106
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 - FSA Insured

                Oakland Unified School District, Alameda County, California,
                General Obligation Bonds, Series 2005:
          745    5.000%, 8/01/25 - MBIA Insured                                       8/15 at 100.00        AAA             792,464
          785    5.000%, 8/01/26 - MBIA Insured                                       8/15 at 100.00        AAA             834,384

        6,760   San Diego Unified School District, San Diego County,                  7/13 at 101.00        AAA           7,449,790
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/21 - FSA Insured

        5,055   San Joaquin Delta Community College District, California,             8/15 at 100.00        AAA           5,356,834
                 General Obligation Bonds, Series 2005A, 5.000%, 8/01/29 -
                 FSA Insured

        1,500   San Jose Unified School District, Santa Clara County, California,     8/15 at 100.00        AAA           1,600,380
                 General Obligation Bonds, Series 2005B, 5.000%, 8/01/25 -
                 FGIC Insured

                San Jose-Evergreen Community College District, Santa Clara
                County, California, General Obligation Bonds, Series 2005A:
          585    5.000%, 9/01/25 - MBIA Insured                                       9/15 at 100.00        AAA             624,447
          860    5.000%, 9/01/27 - MBIA Insured                                       9/15 at 100.00        AAA             915,212

        6,865   San Ramon Valley Unified School District, Contra Costa                8/13 at 100.00        AAA           7,302,506
                 County, California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured

        1,390   South Pasadena Unified School District, Los Angeles County,           8/13 at 100.00        AAA           1,480,058
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/22 - FGIC Insured

        3,925   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00        AAA           4,173,924
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       80,145   Total Tax Obligation/General                                                                             85,041,388
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 34.3% (22.6% OF TOTAL INVESTMENTS)

        1,655   Bell Community Housing Authority, California, Lease Revenue          10/15 at 100.00        AAA           1,726,033
                 Bonds, Series 2005, 5.000%, 10/01/36 - AMBAC Insured

        1,200   Burbank Public Financing Authority, California, Revenue Bonds,       12/12 at 100.00        AAA           1,272,252
                 West Olive Redevelopment Project, Series 2002,
                 5.125%, 12/01/22 - AMBAC Insured

        2,000   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call        AAA           2,197,900
                 Department of Corrections, Susanville State Prison,
                 Series 1993D, 5.250%, 6/01/15 - FSA Insured

        3,070   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00        AAA           3,353,392
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

        2,030   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00        AAA           2,175,186
                 Department of General Services, Series 2002C, 5.250%, 3/01/21 -
                 AMBAC Insured
        5,115   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00         A-           5,689,670
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        5,160   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00        AA-           5,600,767
                 5.000%, 7/01/15

                Commerce Community Development Commission, California, Tax
                Allocation Refunding Bonds, Merged Area Development Projects 2
                and 3, Series 1998A:
        1,000    5.650%, 8/01/18                                                      8/08 at 102.00        N/R           1,050,630
        2,765    5.700%, 8/01/28                                                      8/08 at 102.00        N/R           2,910,771

        1,250   Coronado Community Development Agency, California, Tax                9/15 at 100.00        AAA           1,312,225
                 Allocation Bonds, Community Development Project, Series 2005,
                 5.000%, 9/01/30 - AMBAC Insured

        3,065   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00        AAA           3,372,542
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.500%, 9/01/33 - MBIA Insured

        2,725   Fresno, California, Certificates of Participation, Street             6/06 at 100.00         A+           2,743,912
                 Improvement Project, Series 1991, 6.625%, 12/01/11


                                       47

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                            Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         530   Hesperia Community Redevelopment Agency, California, Tax              9/15 at 100.00        AAA      $      566,167
                 Allocation Bonds, Series 2005A, 5.000%, 9/01/20 - XLCA Insured

        1,910   Industry Urban Development Agency, California, Tax Allocation         5/07 at 101.50        AAA           1,984,719
                 Refunding Bonds, Civic, Recreational and Industrial Redevelopment
                 Project 1, Series 2002, 5.500%, 5/01/19 - MBIA Insured

        1,350   Los Angeles Community Redevelopment Agency, California,               3/13 at 100.00       BBB-           1,363,217
                 Subordinate Lien Tax Allocation Bonds, Bunker Hill
                 Redevelopment Project, Series 2004L, 5.100%, 3/01/19

        4,850   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00        AAA           5,221,171
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured

        1,500   Los Angeles County Metropolitan Transportation Authority,             7/15 at 100.00        AAA           1,598,415
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC Insured

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00        AAA           8,546,000
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Bonds, Series 2000A, 5.250%, 7/01/25 - FGIC Insured

        4,000   Los Angeles County Public Works Financing Authority,                 12/15 at 100.00        AAA           4,242,280
                 California, Lease Revenue Bonds, Master Refunding Project,
                 Series 2005A, 5.000%, 12/01/26 - MBIA Insured

        3,005   Monterey County, California, Certificates of Participation,           8/11 at 100.00        Aaa           3,141,968
                 Master Plan Financing, Series 2001, 5.000%, 8/01/20 -
                 MBIA Insured

       14,160   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00        AAA          14,695,673
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured

       15,300   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call        AAA          21,049,434
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

                Redding Redevelopment Agency, California, Tax Allocation
                Bonds, Canby-Hilltop-Cypress Area Project, Series 2003A:
        1,500    5.000%, 9/01/17 - MBIA Insured                                       9/13 at 100.00        AAA           1,612,050
        1,500    5.000%, 9/01/20 - MBIA Insured                                       9/13 at 100.00        AAA           1,608,315

          600   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00        AAA             624,648
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        4,320   Richmond Joint Powers Financing Authority, California, Tax            9/13 at 100.00        AAA           4,648,406
                 Allocation Bonds, Series 2003A, 5.250%, 9/01/22 -
                 MBIA Insured

        3,245   Riverside County Public Financing Authority, California,             10/15 at 100.00        AAA           3,379,116
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/35 - XLCA Insured

        3,000   San Francisco Bay Area Rapid Transit District, California, Sales      7/15 at 100.00        AAA           3,204,030
                 Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/24 - MBIA Insured

        2,500   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00        AAA           2,657,400
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        2,000   San Jose Unified School District, Santa Clara County, California,     6/07 at 101.00        AAA           2,075,720
                 Certificates of Participation, Series 1999, 5.750%, 6/01/24 -
                 MBIA Insured

        2,770   Santa Ana Community Redevelopment Agency, Orange County,              9/13 at 100.00        AAA           2,945,341
                 California, Tax Allocation Refunding Bonds, South Main Street
                 Redevelopment, Series 2003B, 5.000%, 9/01/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
      107,075   Total Tax Obligation/Limited                                                                            118,569,350
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.0% (8.6% OF TOTAL INVESTMENTS)

       11,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00       BBB-           9,624,010
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        2,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00        AAA           2,144,060
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/20 - AMBAC Insured

        2,685   Sacramento County, California, Airport System Revenue Bonds,          7/12 at 100.00        AAA           2,894,591
                 Series 2002A, 5.250%, 7/01/21 - FSA Insured

       20,000   San Francisco Airports Commission, California, Revenue                5/10 at 101.00        AAA          21,553,798
                 Bonds, San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax)


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                San Francisco Airports Commission, California, Revenue Refunding
                Bonds, San Francisco International Airport, Second Series 2002,
                Issue 28A:
$       1,480    5.250%, 5/01/17 - MBIA Insured (Alternative Minimum Tax)             5/12 at 100.00        AAA      $    1,567,379
        3,865    5.250%, 5/01/19 - MBIA Insured (Alternative Minimum Tax)             5/12 at 100.00        AAA           4,082,406

        3,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00        AAA           3,229,230
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       44,030   Total Transportation                                                                                     45,095,474
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 32.3% (21.3% OF TOTAL INVESTMENTS) (4)

        7,325   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00   Baa3 (4)           8,016,187
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30
                 (Pre-refunded 6/01/12)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00        AAA           2,769,825
        9,000    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00     A2 (4)           9,847,620

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
       10,400    6.125%, 12/01/30 (Pre-refunded 12/01/09)                            12/09 at 101.00     A3 (4)          11,489,504
        7,700    6.250%, 12/01/34 (Pre-refunded 12/01/09)                            12/09 at 101.00     A3 (4)           8,538,915

        8,000   California Pollution Control Financing Authority, Solid Waste         7/06 at 100.00        Aaa           9,179,120
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17 (ETM)

                California, General Obligation Bonds, Series 2000:
        1,105    5.500%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 100.00      A (4)           1,194,759
          315    5.500%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 100.00      A (4)             340,587

        4,440   Coast Community College District, Orange County, California,          8/13 at 100.00        AAA           4,813,138
                 General Obligation Refunding Bonds, Series 2003A,
                 5.000%, 8/01/22 (Pre-refunded 8/01/13) - MBIA Insured

       12,805   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call        AAA          18,306,796
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        5,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00        Aaa           5,586,550
        2,500    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00        Aaa           2,793,275

        2,000   Los Angeles Unified School District, California, General              7/10 at 100.00        AAA           2,165,240
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        4,900   Orange County, California, Recovery Certificates of Participation,    7/06 at 102.00        AAA           5,042,541
                 Series 1996A, 6.000%, 7/01/26 (Pre-refunded 7/01/06) -
                 MBIA Insured

        5,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00        AAA           5,424,450
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32 (ETM)

       13,525   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call        AAA          16,272,198
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative
                 Minimum Tax) (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       96,515   Total U.S. Guaranteed                                                                                   111,780,705
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.9% (5.2% OF TOTAL INVESTMENTS)

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00        AAA           1,277,196
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,235   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00        AAA           1,304,444
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00       Baa3           5,283,600
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

          880   Redlands, California, Certificates of Participation Refunding,        3/06 at 100.00        AAA             882,578
                 Capital Improvement Projects, Series 1992, 6.800%, 3/01/07 -
                 AMBAC Insured

                Sacramento Municipal Utility District, California, Electric Revenue
                Bonds, Series 2004T:
        2,500    5.250%, 5/15/22 - FGIC Insured                                       5/14 at 100.00        AAA           2,745,250
        2,500    5.250%, 5/15/23 - FGIC Insured                                         No Opt. Call        AAA           2,743,400


                                       49

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                        Portfolio of INVESTMENTS February 28, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,410   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00        AAA      $    2,606,849
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/21 -
                 FSA Insured

        4,000   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00        AAA           4,248,160
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured

        5,500   Southern California Public Power Authority, Revenue Bonds,              No Opt. Call          A           6,256,030
                 Multiple Projects, Series 1989, 6.750%, 7/01/11

------------------------------------------------------------------------------------------------------------------------------------
       25,225   Total Utilities                                                                                          27,347,507
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.2% (4.1% OF TOTAL INVESTMENTS)

        7,040   California Statewide Community Development Authority,                10/13 at 101.00        AAA           7,631,853
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2004A, 5.250%, 10/01/24 - FSA Insured

                Goleta Water District, California, Certificates of Participation
                Revenue Bonds, Series 2003:
        1,000    5.250%, 12/01/20 - MBIA Insured                                     12/13 at 100.00        AAA           1,096,230
        1,440    5.250%, 12/01/21 - MBIA Insured                                     12/13 at 100.00        AAA           1,564,258
        1,205    5.250%, 12/01/22 - MBIA Insured                                     12/13 at 100.00        AAA           1,308,979

          500   Norco, California, Certificates of Participation Refunding,          10/08 at 102.00        AAA             525,765
                 Water and Sewerage System Improvement Project,
                 Series 1998, 5.125%, 10/01/28 - AMBAC Insured

        5,375   San Francisco City and County Public Utilities Commission,           11/12 at 100.00        AAA           5,769,848
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/19 - MBIA Insured

                Turlock Public Finance Authority, California, Sewerage Revenue
                Bonds, Series 2003A:
        1,565    5.000%, 9/15/19 - FGIC Insured                                       9/13 at 100.00        AAA           1,682,406
        1,650    5.000%, 9/15/20 - FGIC Insured                                       9/13 at 100.00        AAA           1,769,311
------------------------------------------------------------------------------------------------------------------------------------
       19,775   Total Water and Sewer                                                                                    21,348,650
------------------------------------------------------------------------------------------------------------------------------------
$     479,726   Total Long-Term Investments (cost $483,673,592) - 150.8%                                                521,191,395
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        2,400   California Department of Water Resources, Power Supply                                     A-1+           2,400,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.150%, 5/01/22 - FSA Insured (5)

        1,500   Irvine Assessment District No. 97-17, California, Limited                                VMIG-1           1,500,000
                 Obligation Improvement Bonds, Variable Rate Demand
                 Obligations, Series 1998, 2.900%, 9/02/23 (5)
------------------------------------------------------------------------------------------------------------------------------------
$       3,900   Total Short-Term Investments (cost $3,900,000)                                                            3,900,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $487,573,592) - 151.9%                                                          525,091,395
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      5,643,057
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.5)%                                                       (185,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 345,734,452
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
                    (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
                    N/R  Investment is not rated.
                   (ETM) Investment is escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2006 (Unaudited)
                                                                                      CALIFORNIA
                                 CALIFORNIA        CALIFORNIA        CALIFORNIA       INVESTMENT        CALIFORNIA       CALIFORNIA
                                      VALUE  PERFORMANCE PLUS       OPPORTUNITY          QUALITY    SELECT QUALITY   QUALITY INCOME
                                      (NCA)             (NCP)             (NCO)            (NQC)             (NVC)            (NUC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
   (cost $235,540,463, $284,650,888,
   $179,254,896, $299,057,033,
   $511,073,684 and $487,573,592,
   respectively)               $254,016,285      $303,906,099      $195,556,975     $319,307,185      $546,730,734     $525,091,395
Receivables:
   Interest                       3,200,178         3,915,676         2,301,232        4,798,341         7,317,707        7,543,391
   Investments sold                 388,000                --                --          165,000                --          880,000
Other assets                         15,943            27,678            12,469           30,299            54,033           44,421
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              257,620,406       307,849,453       197,870,676      324,300,825       554,102,474      533,559,207
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                      773,392           471,951           613,928          990,886         1,288,848        2,415,823
Accrued expenses:
   Management fees                  111,329           147,819            95,617          155,347           262,515          252,611
   Other                             57,035            58,622            24,938           65,564           136,750          104,163
Preferred share
  dividends payable                     N/A            39,270            22,653           16,916            94,700           52,158
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities             941,756           717,662           757,136        1,228,713         1,782,813        2,824,755
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value                    N/A       106,000,000        68,000,000      112,000,000       192,000,000      185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $256,678,650      $201,131,791      $129,113,540     $211,072,112      $360,319,661     $345,734,452
====================================================================================================================================
Common shares outstanding        25,241,808        12,965,742         8,154,681       13,580,232        23,106,079       21,999,728
====================================================================================================================================
Net asset value per Common
   share outstanding (net
   assets applicable to Common
   shares, divided by
   Common shares outstanding)  $      10.17     $       15.51      $      15.83     $      15.54      $      15.59     $      15.72
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                   $    252,418     $     129,657      $     81,547     $    135,802      $    231,061     $    219,997
Paid-in surplus                 237,577,056       181,322,372       113,688,343      189,659,207       322,193,029      306,481,101
Undistributed
   (Over-distribution of)
   net investment income             (3,486)          379,858           913,946          523,542         1,563,319        1,013,121
Accumulated net realized
   gain (loss)
   from investments                 376,840            44,693        (1,872,375)         503,409           675,202          502,430
Net unrealized
   appreciation (depreciation)
   of investments                18,475,822        19,255,211        16,302,079       20,250,152        35,657,050       37,517,803
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $256,678,650      $201,131,791      $129,113,540     $211,072,112      $360,319,661     $345,734,452
====================================================================================================================================
Authorized shares:
   Common                       250,000,000       200,000,000       200,000,000      200,000,000       200,000,000      200,000,000
   Preferred                            N/A         1,000,000         1,000,000        1,000,000         1,000,000        1,000,000
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                          OPERATIONS Six Months Ended February 28, 2006 (Unaudited)
                                                                                      CALIFORNIA
                                 CALIFORNIA        CALIFORNIA        CALIFORNIA       INVESTMENT        CALIFORNIA       CALIFORNIA
                                      VALUE  PERFORMANCE PLUS       OPPORTUNITY          QUALITY    SELECT QUALITY   QUALITY INCOME
                                      (NCA)             (NCP)             (NCO)            (NQC)             (NVC)            (NUC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME               $ 6,579,933       $ 7,480,293       $ 4,916,572      $ 7,840,078       $13,566,850      $13,254,597
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                     703,481           955,875           618,468        1,005,951         1,702,792        1,635,144
Preferred shares - auction fees         N/A           131,274            84,323          139,031           238,338          229,135
Preferred shares - dividend
   disbursing agent fees                N/A            14,877             8,301            9,917            14,877           14,877
Shareholders' servicing agent fees
   and expenses                      21,369            12,292             7,532           11,858            16,151           15,521
Custodian's fees and expenses        31,099            35,668            26,241           41,267            81,213           63,544
Directors' fees and expenses          2,903             3,469             2,248            3,309             5,996            5,494
Professional fees                     6,855            21,545            15,517            9,594            10,859           12,122
Shareholders' reports - printing
   and mailing expenses              18,862            14,481             9,709           14,121            21,737           20,456
Stock exchange listing fees           5,483             5,149             5,149            5,149             5,149            5,187
Investor relations expense            9,140            11,580             8,285           19,483            19,533           31,950
Other expenses                        6,257            14,514            13,250           14,926            20,775           18,775
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit                       805,449         1,220,724           799,023        1,274,606         2,137,420        2,052,205
   Custodian fee credit              (9,786)          (10,884)           (8,500)          (5,930)          (13,763)         (13,128)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                        795,663         1,209,840           790,523        1,268,676         2,123,657        2,039,077
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             5,784,270         6,270,453         4,126,049        6,571,402        11,443,193       11,215,520
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
   from investments                 846,305           287,921           494,719          575,818         2,891,652          647,082
Change in net unrealized
   appreciation (depreciation)
   of investments                (3,441,389)       (3,483,971)       (2,772,995)      (3,602,956)       (7,733,345)      (6,077,510)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss)                   (2,595,084)       (3,196,050)       (2,278,276)      (3,027,138)       (4,841,693)      (5,430,428)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
SHAREHOLDERS
From net investment income              N/A        (1,286,310)         (773,609)      (1,328,817)       (2,114,707)      (2,257,132)
From accumulated net realized
   gains from investments               N/A                --                --         (110,537)         (435,734)        (102,178)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Preferred
   shareholders                         N/A        (1,286,310)         (773,609)      (1,439,354)       (2,550,441)      (2,359,310)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations              $ 3,189,186       $ 1,788,093       $ 1,074,164      $ 2,104,910       $ 4,051,059      $ 3,425,782
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                      CALIFORNIA VALUE (NCA)       CALIFORNIA PERFORMANCE PLUS (NCP)    CALIFORNIA OPPORTUNITY (NCO)
                                  ----------------------------     ---------------------------------   -----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                      2/28/06          8/31/05           2/28/06           8/31/05          2/28/06         8/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 5,784,270     $ 11,742,162       $ 6,270,453      $ 12,587,882      $ 4,126,049     $ 8,324,124
Net realized gain (loss)
   from investments                   846,305          992,787           287,921            26,124          494,719         166,107
Change in net unrealized
   appreciation (depreciation)
   of investments                  (3,441,389)       4,321,472        (3,483,971)        6,361,946       (2,772,995)      3,945,711
Distributions to Preferred Shareholders:
   From net investment income             N/A              N/A        (1,286,310)       (1,569,978)        (773,609)     (1,008,746)
   From accumulated net
      realized gains                      N/A              N/A                --          (129,312)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  3,189,186       17,056,421         1,788,093        17,276,662        1,074,164      11,427,196
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (5,832,398)     (11,804,999)       (5,348,369)      (11,669,172)      (3,547,287)     (7,583,854)
From accumulated net
   realized gains                  (1,459,962)      (2,019,942)               --        (2,222,318)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                    (7,292,360)     (13,824,941)       (5,348,369)      (13,891,490)      (3,547,287)     (7,583,854)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --               --                --                --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     (4,103,174)       3,231,480        (3,560,276)        3,385,172       (2,473,123)      3,843,342
Net assets applicable to Common
   shares at the beginning
   of period                      260,781,824      257,550,344       204,692,067       201,306,895      131,586,663     127,743,321
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period                 $256,678,650     $260,781,824      $201,131,791      $204,692,067     $129,113,540    $131,586,663
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                     $     (3,486)    $     44,642      $    379,858      $    744,084     $    913,946    $  1,108,793
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                             CALIFORNIA INVESTMENT QUALITY (NQC)   CALIFORNIA SELECT QUALITY (NVC)   CALIFORNIA QUALITY INCOME (NUC)
                             -----------------------------------   -------------------------------   -------------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                      2/28/06          8/31/05           2/28/06           8/31/05          2/28/06         8/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 6,571,402     $ 13,335,770      $ 11,443,193      $ 23,451,740     $ 11,215,520    $ 22,942,792
Net realized gain (loss)
   from investments                   575,818          835,843         2,891,652         1,329,957          647,082         678,309
Change in net unrealized
   appreciation (depreciation)
   of investments                  (3,602,956)       4,550,382        (7,733,345)       11,008,345       (6,077,510)     14,266,825
Distributions to
   Preferred Shareholders:
   From net investment income      (1,328,817)      (1,714,541)       (2,114,707)       (3,020,321)      (2,257,132)     (2,896,581)
   From accumulated net
      realized gains                 (110,537)         (86,722)         (435,734)         (130,670)        (102,178)       (116,424)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  2,104,910       16,920,732         4,051,059        32,639,051        3,425,782      34,874,921
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (5,662,959)     (12,548,137)      (10,269,470)      (22,172,610)      (9,767,880)    (21,251,737)
From accumulated net
   realized gains                    (816,172)      (1,435,415)       (2,695,380)       (2,316,774)        (675,392)     (1,744,585)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                    (6,479,131)     (13,983,552)      (12,964,850)      (24,489,384)     (10,443,272)    (22,996,322)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --               --           146,094                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (4,374,221)       2,937,180        (8,767,697)        8,149,667       (7,017,490)     11,878,599
Net assets applicable to Common
   shares at the beginning
      of period                   215,446,333      212,509,153       369,087,358       360,937,691      352,751,942     340,873,343
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $211,072,112     $215,446,333      $360,319,661      $369,087,358     $345,734,452    $352,751,942
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period          $    523,542     $    943,916      $  1,563,319      $  2,504,303     $  1,013,121    $  1,822,613
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
   FINANCIAL STATEMENTS(Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc.
(NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on atrade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
California Value (NCA) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                                         PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                                PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                               (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                       --            --        3,600           --        1,400
   Series T                                    1,800            --           --        2,400           --
   Series W                                      640         2,200          880        1,680        3,000
   Series TH                                      --            --           --        3,600           --
   Series F                                    1,800           520           --           --        3,000
---------------------------------------------------------------------------------------------------------
Total                                          4,240         2,720        4,480        7,680        7,400
=========================================================================================================

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 28, 2006.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                   CALIFORNIA                 CALIFORNIA                CALIFORNIA
                                   VALUE (NCA)           PERFORMANCE PLUS (NCP)      OPPORTUNITY (NCO)
                             -----------------------    -----------------------   -----------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                2/28/06      8/31/05       2/28/06      8/31/05      2/28/06      8/31/05
---------------------------------------------------------------------------------------------------------
Shares issued to
   shareholders due
   to reinvestment
   of distributions                  --           --            --           --           --           --
=========================================================================================================
                                    CALIFORNIA                 CALIFORNIA              CALIFORNIA
                             INVESTMENT QUALITY (NQC)     SELECT QUALITY (NVC)     QUALITY INCOME (NUC)
                             ------------------------   -----------------------   -----------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                2/28/06      8/31/05       2/28/06      8/31/05      2/28/06      8/31/05
---------------------------------------------------------------------------------------------------------
Shares issued to
   shareholders due
   to reinvestment
   of distributions                 --            --         9,425           --           --           --
=========================================================================================================

3. INVESTMENT TRANSACTIONS
Purchases and sales (including maturities but excluding short-term investments) during the six months ended February 28, 2006, were as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Purchases                   $16,409,880  $10,133,044    $8,053,629  $13,115,035  $27,643,691  $13,399,524
Sales and maturities         16,450,660   10,072,487     9,835,104   14,966,161   31,409,481   15,329,123
=========================================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was as follows:

                                            CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                             CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                  VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
                                  (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
------------------------------------------------------------------------------------------------------------------
Cost of investments        $235,465,992   $284,348,359   $178,859,136   $298,596,203   $511,195,038   $487,416,295
==================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

                                           CALIFORNIA                   CALIFORNIA    CALIFORNIA    CALIFORNIA
                            CALIFORNIA    PERFORMANCE     CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                  VALUE          PLUS    OPPORTUNITY       QUALITY       QUALITY        INCOME
                                  (NCA)         (NCP)          (NCO)         (NQC)         (NVC)         (NUC)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $18,580,505   $19,570,168    $16,703,491   $20,749,782   $35,782,975   $37,687,355
   Depreciation                 (30,212)      (12,428)        (5,652)      (38,800)     (247,279)      (12,255)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of
   investments              $18,550,293   $19,557,740    $16,697,839   $20,710,982   $35,535,696   $37,675,100
==============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net investment income and net realized gains at August 31, 2005, the Funds' last tax year end, were as follows:

                                           CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA   PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE          PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)         (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
----------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *         $944,832    $1,393,697    $1,327,689   $1,518,418   $4,089,129   $3,305,919
Undistributed net
   ordinary income **           123,279            --            --      102,358       15,117           --
Undistributed net
   long-term capital gains      868,757           312            --      751,942    1,143,768      632,919
==========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on August 1, 2005, paid on September 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the tax year ended August 31, 2005, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                           CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA   PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE          PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)         (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
----------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income        $11,661,719   $13,327,648    $8,607,230  $14,342,984  $24,952,005  $24,276,134
Distributions from
   net ordinary income **       143,281            --            --           --      292,603           --
Distributions from net
   long-term
   capital gains              2,019,942     2,351,630            --    1,522,137    2,447,444    1,861,009
==========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At August 31, 2005, the Funds' last tax year end, California Opportunity (NCO) had unused capital loss carryforwards of $2,367,094 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $851,972 of the carryforwards will expire in the year 2011 and $1,515,122 will expire in 2012.

California Performance Plus (NCP) elected to defer net realized losses from investments incurred from November 1, 2004 through August 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $243,649 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

California Value (NCA) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding California Value (NCA)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of February 28, 2006, the complex level fee rate was .1886%.

COMPLEX-LEVEL ASSETS (1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 3, 2006, to shareholders of record on March 15, 2006, as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0385       $.0635        $.0690       $.0660       $.0700       $.0685
=========================================================================================================

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                           HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                              ---------------------------------------------------------------------  -------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                    Net
                   Beginning                                  Investment         Capital             Investment    Capital
                      Common                        Net        Income to        Gains to              Income to   Gains to
                       Share         Net      Realized/        Preferred       Preferred                 Common     Common
                   Net Asset  Investment     Unrealized           Share-          Share-                 Share-     Share-
                       Value      Income     Gain (Loss)         holders+        holders+     Total     holders    holders    Total
====================================================================================================================================
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)               $10.33       $ .23          $(.10)            $N/A            $N/A      $ .13       $(.23)     $(.06)  $ (.29)
2005                   10.20         .47            .21              N/A             N/A        .68        (.47)      (.08)    (.55)
2004                    9.93         .48            .34              N/A             N/A        .82        (.48)      (.07)    (.55)
2003                   10.27         .50           (.32)             N/A             N/A        .18        (.51)      (.01)    (.52)
2002                   10.31         .51           (.03)             N/A             N/A        .48        (.52)        --     (.52)
2001                    9.85         .51            .47              N/A             N/A        .98        (.52)        --     (.52)

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                15.79         .48           (.25)            (.10)             --        .13        (.41)        --     (.41)
2005                   15.53         .97            .49             (.12)           (.01)      1.33        (.90)      (.17)   (1.07)
2004                   14.76         .99            .80             (.06)             --       1.73        (.96)        --     (.96)
2003                   15.32        1.02           (.58)            (.08)             --        .36        (.92)        --     (.92)
2002                   15.32        1.05            .07             (.10)           (.03)       .99        (.89)      (.10)    (.99)
2001                   14.96        1.12            .44             (.25)           (.01)      1.30        (.90)      (.04)    (.94)

CALIFORNIA OPPORTUNITY
(NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                16.14         .51           (.29)            (.09)             --        .13        (.44)        --     (.44)
2005                   15.67        1.02            .50             (.12)             --       1.40        (.93)        --     (.93)
2004                   14.77        1.03            .88             (.06)             --       1.85        (.95)        --     (.95)
2003                   15.26        1.04           (.55)            (.07)             --        .42        (.91)        --     (.91)
2002                   15.32        1.06             --             (.10)           (.02)       .94        (.91)      (.09)   (1.00)
2001                   14.97        1.14            .48             (.23)           (.03)      1.36        (.92)      (.09)   (1.01)
====================================================================================================================================
                                                       Total Returns
                                                   --------------------
                                                                Based
                                                                   on
                            Ending                             Common
                            Common                  Based       Share
                             Share     Ending          on         Net
                         Net Asset     Market      Market       Asset
                             Value      Value       Value**     Value**
=======================================================================
CALIFORNIA VALUE (NCA)
-----------------------------------------------------------------------
Year Ended 8/31:
2006(a)                     $10.17     $ 9.61        (.22)%      1.28%
2005                         10.33       9.92       13.33        6.82
2004                         10.20       9.27        8.02        8.40
2003                          9.93       9.10       (3.55)       1.73
2002                         10.27       9.95        6.61        4.80
2001                         10.31       9.83       11.41       10.20

CALIFORNIA PERFORMANCE
PLUS (NCP)
-----------------------------------------------------------------------
Year Ended 8/31:
2006(a)                      15.51      14.61        3.53         .89
2005                         15.79      14.52        9.66        8.89
2004                         15.53      14.26        9.65       12.00
2003                         14.76      13.90       (1.30)       2.30
2002                         15.32      15.00        1.11        6.84
2001                         15.32      15.85        7.88        9.13

CALIFORNIA OPPORTUNITY
(NCO)
-----------------------------------------------------------------------
Year Ended 8/31:
2006(a)                      15.83      15.90        4.84         .83
2005                         16.14      15.61       15.00        9.19
2004                         15.67      14.45       10.63       12.86
2003                         14.77      13.95       (2.45)       2.73
2002                         15.26      15.22        (.26)       6.51
2001                         15.32      16.30        8.65        9.51
=======================================================================
                                                          Ratios/Supplemental Data
                          -------------------------------------------------------------------------------------------
                                                 Before Credit                    After Credit***
                                         ----------------------------     -----------------------------
                                                       Ratio of Net                      Ratio of Net
                                           Ratio of      Investment         Ratio of       Investment
                               Ending      Expenses       Income to         Expenses        Income to
                                  Net    to Average         Average       to Average          Average
                               Assets    Net Assets      Net Assets       Net Assets       Net Assets
                           Applicable    Applicable      Applicable       Applicable       Applicable      Portfolio
                            to Common     to Common       to Common        to Common           Common       Turnover
                          Shares (000)       Shares++        Shares++         Shares++         Shares++         Rate
=====================================================================================================================
CALIFORNIA VALUE (NCA)
---------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                      $256,679           .63%*          4.54%*            .63%*           4.54%*            6%
2005                          260,782           .63            4.54              .63             4.54              4
2004                          257,550           .65            4.70              .65             4.70             28
2003                          250,749           .66            4.84              .66             4.85             24
2002                          259,346           .68            5.06              .68             5.07              4
2001                          260,145           .70            5.14              .69             5.15              7

CALIFORNIA PERFORMANCE
PLUS (NCP)
---------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                       201,132          1.23*           6.31*            1.22*            6.32*             3
2005                          204,692          1.23            6.22             1.22             6.23              5
2004                          201,307          1.26            6.48             1.25             6.49             16
2003                          191,409          1.26            6.65             1.25             6.66             30
2002                          198,594          1.28            7.04             1.27             7.05             11
2001                          197,642          1.26            7.57             1.25             7.59             27

CALIFORNIA OPPORTUNITY
(NCO)
---------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                       129,114          1.26*           6.47*            1.24*            6.48*             4
2005                          131,587          1.25            6.42             1.25             6.43              7
2004                          127,743          1.28            6.72             1.28             6.73             13
2003                          120,437          1.27            6.74             1.26             6.75             16
2002                          124,425          1.30            7.13             1.29             7.14             11
2001                          124,296          1.30            7.68             1.28             7.69             31
=====================================================================================================================
                                Preferred Shares at End of Period
                            ----------------------------------------
                              Aggregate     Liquidation
                                 Amount      and Market        Asset
                            Outstanding           Value     Coverage
                                   (000)      Per Share    Per Share
====================================================================
CALIFORNIA VALUE (NCA)
--------------------------------------------------------------------
Year Ended 8/31:
2006(a)                           $ N/A          $  N/A        $ N/A
2005                                N/A             N/A          N/A
2004                                N/A             N/A          N/A
2003                                N/A             N/A          N/A
2002                                N/A             N/A          N/A
2001                                N/A             N/A          N/A

CALIFORNIA PERFORMANCE
PLUS (NCP)
--------------------------------------------------------------------
Year Ended 8/31:
2006(a)                         106,000          25,000       72,437
2005                            106,000          25,000       73,276
2004                            106,000          25,000       72,478
2003                            106,000          25,000       70,144
2002                            106,000          25,000       71,838
2001                            106,000          25,000       71,614

CALIFORNIA OPPORTUNITY
(NCO)
--------------------------------------------------------------------
Year Ended 8/31:
2006(a)                          68,000          25,000       72,468
2005                             68,000          25,000       73,377
2004                             68,000          25,000       71,964
2003                             68,000          25,000       69,278
2002                             68,000          25,000       70,745
2001                             68,000          25,000       70,697
====================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)  For the six months ended February 28, 2006.

                                 See accompanying notes to financial statements.


                                  62-63 spread

                        Financial HIGHLIGHTS (Unaudited) (continued)

     Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                              ---------------------------------------------------------------------  -------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                    Net
                   Beginning                                  Investment         Capital             Investment    Capital
                      Common                        Net        Income to        Gains to              Income to   Gains to
                       Share         Net      Realized/        Preferred       Preferred                 Common     Common
                   Net Asset  Investment     Unrealized           Share-          Share-                 Share-     Share-
                       Value      Income     Gain (Loss)         holders+        holders+     Total     holders    holders    Total
====================================================================================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)               $15.86      $  .48          $(.21)           $(.10)          $(.01)    $  .16       $(.42)     $(.06)  $ (.48)
2005                   15.65         .98            .40             (.13)           (.01)      1.24        (.92)      (.11)   (1.03)
2004                   15.09        1.00            .70             (.06)           (.01)      1.63        (.97)      (.10)   (1.07)
2003                   15.78        1.06           (.71)            (.08)             --        .27        (.94)      (.02)    (.96)
2002                   15.78        1.08           (.02)            (.11)           (.01)       .94        (.92)      (.02)    (.94)
2001                   14.83        1.15            .97             (.25)             --       1.87        (.92)        --     (.92)

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                15.98         .50           (.22)            (.09)           (.02)       .17        (.44)      (.12)    (.56)
2005                   15.63        1.02            .53             (.13)           (.01)      1.41        (.96)      (.10)   (1.06)
2004                   14.93        1.04            .77             (.06)           (.01)      1.74        (.97)      (.07)   (1.04)
2003                   15.53        1.05           (.63)            (.07)             --        .35        (.94)      (.01)    (.95)
2002                   15.63        1.08            .01             (.08)           (.04)       .97        (.91)      (.16)   (1.07)
2001                   14.90        1.18            .72             (.26)             --       1.64        (.91)        --     (.91)

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                16.03         .51           (.25)            (.10)             --        .16        (.44)      (.03)    (.47)
2005                   15.49        1.04            .69             (.13)           (.01)      1.59        (.97)      (.08)   (1.05)
2004                   14.85        1.05            .73             (.07)             --       1.71       (1.02)      (.05)   (1.07)
2003                   15.84        1.08           (.87)            (.07)           (.01)       .13       (1.00)      (.12)   (1.12)
2002                   16.16        1.19           (.35)            (.10)           (.02)       .72        (.96)      (.08)   (1.04)
2001                   15.41        1.21            .75             (.26)             --       1.70        (.94)      (.01)    (.95)
====================================================================================================================================
                                                      Total Returns
                                                  --------------------
                                                               Based
                                                                  on
                           Ending                             Common
                           Common                  Based       Share
                            Share     Ending          on         Net
                        Net Asset     Market      Market       Asset
                            Value      Value       Value**     Value**
======================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
----------------------------------------------------------------------
Year Ended 8/31:
2006(a)                    $15.54     $14.99        2.54%       1.04%
2005                        15.86      15.10        9.33        8.18
2004                        15.65      14.80        8.94       11.11
2003                        15.09      14.61         .29        1.60
2002                        15.78      15.52        (.55)       6.28
2001                        15.78      16.58       12.54       13.09

CALIFORNIA SELECT
QUALITY (NVC)
----------------------------------------------------------------------
Year Ended 8/31:
2006(a)                     15.59      15.38        1.71        1.13
2005                        15.98      15.69       13.70        9.33
2004                        15.63      14.81       12.38       11.97
2003                        14.93      14.14       (2.78)       2.24
2002                        15.53      15.51        2.79        6.61
2001                        15.63      16.18       10.70       11.43

CALIFORNIA QUALITY
INCOME (NUC)
----------------------------------------------------------------------
Year Ended 8/31:
2006(a)                     15.72      15.58        2.18        1.08
2005                        16.03      15.73       12.30       10.57
2004                        15.49      15.00        9.67       11.76
2003                        14.85      14.67       (2.38)        .71
2002                        15.84      16.14        4.15        4.79
2001                        16.16      16.55        8.51       11.44
======================================================================
                                                            Ratios/Supplemental Data
                          -------------------------------------------------------------------------------------------
                                                 Before Credit                    After Credit***
                                         ----------------------------     -----------------------------
                                                       Ratio of Net                      Ratio of Net
                                           Ratio of      Investment         Ratio of       Investment
                               Ending      Expenses       Income to         Expenses        Income to
                                  Net    to Average         Average       to Average          Average
                               Assets    Net Assets      Net Assets       Net Assets       Net Assets
                           Applicable    Applicable      Applicable       Applicable       Applicable      Portfolio
                            to Common     to Common       to Common        to Common           Common       Turnover
                          Shares (000)       Shares++        Shares++         Shares++         Shares++         Rate
=====================================================================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
---------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                      $211,072          1.22%*          6.29%*           1.22%*           6.30%*            4%
2005                          215,446          1.21            6.24             1.20             6.25              5
2004                          212,509          1.22            6.48             1.22             6.49             20
2003                          204,974          1.21            6.73             1.21             6.73             26
2002                          214,261          1.25            7.03             1.23             7.04             11
2001                          213,221          1.25            7.64             1.23             7.65             34

CALIFORNIA SELECT
QUALITY (NVC)
---------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                       360,320          1.20*           6.40*            1.19*            6.41*             5
2005                          369,087          1.19            6.44             1.18             6.44              8
2004                          360,938          1.21            6.78             1.20             6.78             14
2003                          344,892          1.20            6.78             1.20             6.78             20
2002                          358,632          1.23            7.14             1.22             7.15             19
2001                          359,318          1.24            7.81             1.22             7.83             29

CALIFORNIA QUALITY
INCOME (NUC)
---------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2006(a)                       345,734          1.20*           6.56*            1.19*            6.57*             3
2005                          352,752          1.20            6.62             1.20             6.63              6
2004                          340,873          1.22            6.89             1.21             6.89             16
2003                          326,280          1.22            6.90             1.21             6.91             46
2002                          347,561          1.23            7.58             1.22             7.59             22
2001                          352,693          1.23            7.77             1.21             7.78             18
=====================================================================================================================
                               Preferred Shares at End of Period
                           ----------------------------------------
                             Aggregate     Liquidation
                                Amount      and Market        Asset
                           Outstanding           Value     Coverage
                                  (000)      Per Share    Per Share
===================================================================
CALIFORNIA INVESTMENT
QUALITY (NQC)
-------------------------------------------------------------------
Year Ended 8/31:
2006(a)                       $112,000         $25,000      $72,114
2005                           112,000          25,000       73,091
2004                           112,000          25,000       72,435
2003                           112,000          25,000       70,753
2002                           112,000          25,000       72,826
2001                           112,000          25,000       72,594

CALIFORNIA SELECT
QUALITY (NVC)
-------------------------------------------------------------------
Year Ended 8/31:
2006(a)                        192,000          25,000       71,917
2005                           192,000          25,000       73,058
2004                           192,000          25,000       71,997
2003                           192,000          25,000       69,908
2002                           192,000          25,000       71,697
2001                           192,000          25,000       71,786

CALIFORNIA QUALITY
INCOME (NUC)
-------------------------------------------------------------------
Year Ended 8/31:
2006(a)                        185,000          25,000       71,721
2005                           185,000          25,000       72,669
2004                           185,000          25,000       71,064
2003                           185,000          25,000       69,092
2002                           185,000          25,000       71,968
2001                           185,000          25,000       72,661
===================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)  For the six months ended February 28, 2006.

                                 See accompanying notes to financial statements.


                                  64-65 spread

Reinvest Automatically
      EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS. Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                o Share prices
                                o Fund details
           Learn more           o Daily financial news
about Nuveen Funds at           o Investor education
   WWW.NUVEEN.COM/ETF           o Interactive planning tools



Logo: NUVEEN Investments

                                                                     ESA-A-0206D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if an only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Quality Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 5, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 5, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 5, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.